N-2	Oct. 26, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002093738
Amendment Flag	false
Entity Inv Company Type	N-2
Investment Company Act File Number	811-24131
Document Type	N-2
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	1
Entity Registrant Name	DESTINY ALTERNATIVE FUND
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	414
Local Phone Number	299-2270
Approximate Date of Commencement of Proposed Sale to Public	Oct. 26, 2026
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION EXPENSES:
Maximum Early Repurchase Fee (as a percentage of repurchased amount)(1)	2.00%

(1)	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in — first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board of Trustees of the Fund (the “Board”) determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER/REPURCHASE PROCEDURES.”

Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[1]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES: (As a Percentage of Net Assets Attributable to Shares)
Investment Management Fee(2)	0.75%
Servicing Fees(3)	0.25%
Fees and Interest Payments on Borrowed Funds	0.02%
Acquired Fund (Underlying Fund) Fees and Expenses(4)	4.97%
Other Expenses(5)	1.39%
Total Annual Expenses	7.38%

(2)	For its provision of advisory services to the Fund, the Investment Adviser will receive an annual Management Fee, payable quarterly in arrears, equal to 0.75% on the first $30 million of the Fund’s net assets, 0.70% on net assets between $30,000,001 and $40,000,000, 0.65% on net assets between $40,000,001 and $50,000,000, and 0.60% on the Fund’s net assets greater than $50 million as determined as of the last business day of each calendar quarter. The Investment Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.

(3)	The Fund pays a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund to qualified recipients. Payment of the Shareholder Servicing Fee is governed by the Fund’s Shareholder Service Plan in compliance with Rule 12b-1 under the Investment Company Act. See “SHAREHOLDER SERVICE PLAN.”

(4)	As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Fund. The private Underlying Funds in which the Fund expects to invest generally charge a management fee, which will range from 0% to 2.85% per annum of the Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 0% to 30% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Fund’s expenses of the Underlying Funds. The fees and expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(5)	Other Expenses are based on estimated amounts for the current fiscal year and assume assets under management of $60,000,000.

Management Fees [Percent]	0.75%	[2]
Interest Expenses on Borrowings [Percent]	0.02%
Distribution/Servicing Fees [Percent]	0.25%	[3]
Acquired Fund Fees and Expenses [Percent]	4.97%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.39%	[5]
Total Annual Expenses [Percent]	7.38%
Expense Example [Table Text Block]
	1 Year	3 Years	5 Years	10 Years
You Would Pay the Following Expenses Based on a $1,000 Investment in the Fund, Assuming a 5% Annual Return:	$92	$214	$348	$656

Expense Example, Year 01	$ 92
Expense Example, Years 1 to 3	214
Expense Example, Years 1 to 5	348
Expense Example, Years 1 to 10	$ 656
Purpose of Fee Table , Note [Text Block]

The following table shows estimated Fund expenses as a percentage of net assets attributable to Shares. The purpose of the following table and the example below is to assist prospective investors in understanding the various fees and expenses that a Shareholder will bear, either directly or indirectly. The expenses shown in the table are based on estimated amounts for the current fiscal year. The table assumes that the Fund issues $60,000,000 of Shares and utilizes leverage through the use of bank borrowings in an amount equal to 1.67% of the Fund’s net assets. If the Fund issues less than $60,000,000 of Shares, all other things being equal, the Fund’s actual expenses would increase as a percentage of net assets attributable to Shares. The Fund’s actual expenses may vary from the estimated expenses shown in the table. Investors may also pay other fees (such as placement fees or wrap account fees) to their financial intermediaries that are not reflected in the following table and example. For a more complete description of the various fees and expenses of the Fund, see “INVESTMENT MANAGEMENT FEE,” “ADMINISTRATION,” “FUND EXPENSES,” and “TENDER OFFERS/OFFERS TO REPURCHASE SHARES.”

Basis of Transaction Fees, Note [Text Block]	as a percentage of repurchased amount
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the current fiscal year and assume assets under management of $60,000,000.
Acquired Fund Fees and Expenses, Note [Text Block]	As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Fund. The private Underlying Funds in which the Fund expects to invest generally charge a management fee, which will range from 0% to 2.85% per annum of the Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 0% to 30% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Fund’s expenses of the Underlying Funds. The fees and expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

INVESTMENT OBJECTIVE

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective or that the Fund’s investment strategies will be successful.

The Fund’s investment objective is non-fundamental and may be changed by the Board without the approval of Shareholders.

PRINCIPAL INVESTMENT STRATEGIES AND OVERVIEW OF INVESTMENT PROCESS

The Fund is a “fund of funds” that intends to invest primarily in primary offerings made by private investment funds organized under Section 3(c)(1) and/or 3(c)(7) of the Investment Company Act, including hedge funds, private equity funds, SPVs, growth equity funds and venture capital funds. The Fund may also invest to a lesser extent in credit funds, real estate funds, co-investment vehicles, managed accounts, open-end and closed-end registered investment companies, including ETFs, (together with hedge funds, private equity funds, SPVs, growth equity funds and venture capital funds, the “Underlying Funds”). Underlying Funds that are exempt from registration as investment companies under Section 3(c)(1) and/or 3(c)(7) of the Investment Company Act are referred to herein as “private Underlying Funds.” The Underlying Funds employ a broad range of investment strategies, including relative value, long/short equity, event driven, private equity, growth equity, venture capital, and real estate strategies, and invest or trade in a wide range of securities. The Underlying Funds that pursue certain of these strategies, such as the private equity, growth equity, venture capital and real estate strategies, will generally be illiquid investments (such Underlying Funds, the “Illiquid Underlying Funds”) and typically require a multiple-year investment period during which investors such as the Fund will be required to commit capital to an Illiquid Underlying Fund from time to time and will not be permitted to withdraw or otherwise dispose of their investment in such Illiquid Underlying Fund. The Fund does not expect that it will invest more than 60% of its total assets in private Illiquid Underlying Funds. Each Underlying Fund is managed by a third-party investment advisor (each, an “Underlying Manager” and collectively, the “Underlying Managers”). The Fund may also leverage its investments by “borrowing.”

In addition, the Fund may make investments through one or more direct and indirect wholly-owned Subsidiaries. DAF Sub1 LLC is a Subsidiary formed under the laws of the State of Delaware in which Fund invests. The Fund also may invest through one or more foreign Subsidiaries. Each Subsidiary will be advised by the Investment Adviser and act as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. See “MANAGEMENT OF THE FUND – MANAGEMENT OF SUBSIDIARIES.” Each Subsidiary will not be registered under the Investment Company Act; however, the Fund will wholly own and control each Subsidiary. The Board of Trustees of the Fund (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund will “look through” any such Subsidiary to determine compliance with its investment policies.

Descriptions of the principal strategies to be employed by the Underlying Funds are as follows:

●	Relative Value — This strategy focuses on identifying and exploiting spread relationships between pricing components of financial assets or commodities, either with respect to single assets or commodities or groups of assets or commodities whose prices are deemed to move in relation to each other. These strategies seek to avoid assuming any outright market risk, although the risk of loss may be significant if the Underlying Manager has incorrectly evaluated the nature or extent of the expected spread relationships.

●	Long/Short Equity — This strategy involves identifying securities that are mispriced relative to related securities, groups of securities, or the overall market. Long/short equity fund managers generally derive performance by establishing offsetting positions (a “long” and “short” position) based on perceived disparities in the relative values of the positions or portfolio of positions. Unlike “long only” managers, long/short equity managers will almost always have “short” positions in stocks and may also use a variety of other tools designed to enhance performance (e.g., leverage), mitigate risk and/or protect profits (e.g., market “puts” and “calls,” etc.). An Underlying Fund within the strategy may run a net “long” position; provided, however, that the net “long” position will typically be less than those included in a traditional “long” equity portfolio.

●	Event Driven — This strategy centers on investing in securities of companies facing a major corporate event. The goal is to identify securities with a favorable risk-reward ratio based on the probability that a particular event will occur. Such events include, but are not limited to, corporate events, such as restructurings, spin-offs and significant litigation (e.g., tobacco litigation). Opportunities in this area are created by the reluctance of traditional investors to assume the risk associated with certain corporate events.

●	Private Equity — This strategy seeks to generate capital appreciation through investments in private companies in need of capital. The strategy seeks to profit from, among other things, the inefficiencies inherent in these markets through valuation and due diligence analysis of available business opportunities.

●	Venture Capital — Investments in new and emerging companies are usually classified as venture capital. Such investments are often in technology, healthcare, or other high growth industries. Companies financed by venture capital are generally not cash flow positive at the time of investment and may require several rounds of financing before the company can be sold privately or taken public. Venture capital investors may finance companies along the full path of development or focus on certain sub-stages (usually classified as seed, early and late stage) in partnership with other investors.

●	Growth Equity — Growth equity investments are typically made in companies that are generating revenue and profits but need additional capital to scale their businesses. These investments are typically minority positions in high growth entities. Unlike venture capital investments, however, the risk is primarily in the execution of the business plan as opposed to technology or new market risk. Growth equity investments may mirror late-stage venture capital investments and occur in technology and healthcare markets. Other growth equity investments will be in service businesses with high growth potential.

●	Real Estate Strategies — These strategies invest in real estate and related investments such as: exchange-traded and privately-traded real estate investment trusts (“REITs”) and REIT-like entities; mortgage-backed securities and other securitized products; investments related to existing or newly constructed income-producing properties (including office, industrial, retail, and multi-family residential properties); raw land; mortgage loans; and real estate companies (companies that have substantial holdings in, or primarily own or manage, real estate; paper, lumber, hotel and entertainment companies; building supply manufacturers; and mortgage lenders and mortgage servicing companies).

The Fund, and the Underlying Funds in which it invests, may invest in U.S. and foreign securities, including in emerging markets. The Fund and the Underlying Funds primarily make equity and debt investments in U.S. private companies, and listed securities to a limited extent. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Underlying Funds will be successful.

All trading for each Underlying Fund generally takes place under the authority of the Underlying Manager of such Underlying Fund. In managing an Underlying Fund, an Underlying Manager may trade, buy, sell (including sell short) and otherwise acquire, hold, dispose of (using margin and other forms of leverage) and deal in (directly and indirectly through other investment vehicles), financial instruments and other rights and interests in the primary or secondary markets, including, without limitation, listed and unlisted, registered and unregistered securities of various U.S. and international issuers, including, but not limited to, equity and equity-related securities (e.g., common stock, preferred stock, stock warrants and rights, convertible securities, “new issues” and indices related to any of the foregoing), ETFs, notes, bonds, commercial paper, debentures, repurchase and reverse repurchase agreements, warrants, debt instruments and other fixed income securities (corporate, derivative and governmental, rated and unrated, interest-only and principal-only and mortgage-backed), futures contracts and options on futures contracts traded on or subject to the rules of international exchanges or other boards of trade, forward contracts, other derivative instruments and commodity interests, including physical commodities, swap contracts and forward contracts; currencies (including US Dollars), investment contracts, limited partnership interests, membership interests, limited liability company interests, mutual fund shares, as well as listed and over-the-counter options and other derivative instruments (including credit derivatives) on all of the above instruments, and rights to acquire the same of public and private issuers throughout the world, other instruments, rights and interests in personal or real property, and such other instruments or interests as such Underlying Manager deems appropriate. All of the foregoing financial instruments in which an Underlying Manager may invest are hereinafter referred to collectively as “Financial Instruments.”

The Investment Adviser has obtained an exemptive order from the SEC that permits the Fund to participate in certain negotiated investments (each, a “17(d) investment”) alongside affiliates of the Investment Adviser (the “Order”). The Order is subject to certain terms and conditions, including (i) that a majority of the Trustees of the Board who are not “interested persons,” as defined in the Investment Company Act, approve certain 17(d) investments and (ii) that the price, terms and conditions of the 17(d) investment will be identical for each fund or any Subsidiary participating pursuant to the exemptive relief.

Underlying Funds’ Underlying Manager Selection Process

The Investment Adviser is responsible for the sourcing, selection and monitoring of the various Underlying Funds and their Underlying Managers. The Investment Adviser employs both quantitative and qualitative analysis, as well as operational due diligence and ongoing monitoring, as part of its multi-step Underlying Manager selection process.

The Investment Adviser specializes in identifying and vetting unique investment opportunities for inclusion on its investment platform. The investment process is a multi-step approach that evaluates a variety of factors, which may include the Underlying Manager’s investment thesis, strategy, portfolio construction, risk management, quality/depth of investment team, operational infrastructure and culture of compliance. In selecting a particular Underlying Fund to which the Fund will allocate assets, the Investment Adviser also considers, among other things, (i) the Underlying Fund’s and its Underlying Manager’s past performance and reputation; (ii) the degree to which a specific Underlying Manager or Underlying Fund complements and balances the Fund’s portfolio and correlates to the strategies employed by other Underlying Managers and Underlying Funds selected by the Fund; (iii) the fees payable in connection with a particular investment; (iv) the size of assets managed; (v) the continued favorable outlook for the strategy employed; and (vi) the ability of the Fund to make withdrawals or liquidate its investment.

In reviewing the degree to which a specific Underlying Manager or Underlying Fund complements and balances the Fund’s portfolio, the Investment Adviser utilizes quantitative methods to calculate correlations among Investment Funds. The Investment Adviser will consider the fees payable in connection with a particular investment in order to evaluate execution and compare net returns. The Investment Adviser will also consider the assets under management of the Underlying Managers in order to evaluate whether the Underlying Managers are appropriate for the respective underlying strategies, given that certain strategies may be more or less appropriate at different asset levels. In an effort to optimize its investment program, the Fund may allocate a portion of its capital to Underlying Managers who lack historical track records but, in the Investment Adviser’s judgment, offer exceptional potential.

The Underlying Manager selection process is managed by the Investment Adviser’s Research Team, FT Alternative Investment Research, which maintains broad coverage of all of the Investment Adviser’s investment portfolios. This dedicated team of roughly a dozen professionals spends the vast majority of their time conducting investment due diligence and operational due diligence on prospective managers, as well as oversight for existing managers with which the Fund has capital invested. The initial diligence process is highly iterative and consists of several initial calls and meetings to better understand an Underlying Manager’s pedigree, investment strategy, operating history, proprietary workflow, portfolio construction methodology, risk management philosophy, and broader business plan. Those initial calls and meetings ultimately culminate with an exhaustive onsite meeting with the key front office team members from an investment due diligence perspective, and mid/back-office resources from an operational due diligence perspective. Ultimately, if an Underlying Manager makes it through each one of those iterations, it is presented to the Investment Adviser’s investment committee for formal approval. Upon completion of the investment process, the Underlying Fund is formally presented to the Investment Adviser’s investment committee for final review and unanimous sign-off. Once approved, the Investment Adviser performs a series of on-going investment and operational analyses, which may include, but are not limited to, analysis of performance and exposure data, as well as conducting periodic calls and on-site visits with the Underlying Funds’ Underlying Managers.

The Fund seeks to balance exposure across a varied subset of Underlying Managers that fit the Fund’s investment strategies and objectives, as well as the Fund’s liquidity requirements.

See also “Special Risks of Investing in Private Funds.”

Wholly-Owned Subsidiaries

The Fund may make investments through one or more Subsidiaries, including DAF Sub1 LLC, which is organized under the laws of the State of Delaware. The Fund also may invest through one or more foreign Subsidiaries. All Subsidiaries will be advised by the Investment Adviser and act as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. See “MANAGEMENT OF THE SUBSIDIARIES.” Each Subsidiary will not be registered under the Investment Company Act; however, the Fund will wholly own and control each Subsidiary and each Subsidiary will engage in investment activities in securities or other assets that are primarily controlled by the Fund. The Board has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary, and the Fund’s role as sole direct or indirect shareholder of any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund will “look through” any such Subsidiary to determine compliance with its investment policies. The Fund will also comply with Section 18 of the Investment Company Act governing capital structure and leverage on an aggregate basis with each Subsidiary so that the Fund treats a Subsidiary’s debt as its own for purposes of Section 18. Further, each Subsidiary will comply with the provisions of Section 17 of the Investment Company Act relating to affiliated transactions and custody.

The Investment Adviser will serve as investment adviser to each Subsidiary. Although each Subsidiary will not be registered under the Investment Company Act, the Investment Adviser complies with provisions of the Investment Company Act relating to investment advisory contracts with respect to each Subsidiary. The Fund complies with the provisions of the 1940 Act with respect to investment made through Subsidiaries.

Cash Management

It is expected that the Fund’s assets will not be fully invested at all times. The Fund may maintain a portion of its assets in cash, deposit, call or current accounts or invest in short-term instruments, such as short- term debt instruments, money market funds, government securities, certificates of deposit, bankers’ acceptances or similar cash equivalents, until such time when suitable investment opportunities become available, to meet the expense needs of the Fund and/or to fund repurchases or for such other purposes as may be determined by the Investment Adviser.

Temporary Defensive Measures

During temporary defensive periods, the Fund may deviate from its investment policies and objective. During such periods, the Fund may invest up to 100% of its total assets in cash or cash equivalents, including short- or intermediate-term U.S. Treasury securities, as well as other short-term investments, including high quality, short-term debt securities. There can be no assurance that such techniques will be successful. Accordingly, during such periods, the Fund may not achieve its investment objective.

Unless otherwise specified, the investment policies and limitations of the Fund are not considered to be fundamental by the Fund and can be changed without a vote of the Shareholders. Certain investment restrictions specifically identified as such in the Statement of Additional Information (the “SAI”) are considered fundamental and may not be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund. As defined in the Investment Company Act, when used with respect to particular Shares of the Fund, a “majority of the outstanding voting securities” means: (i) 67% or more of the Shares present at a meeting, if the holders of more than 50% of the Shares are present or represented by proxy; or (ii) more than 50% of the Shares, whichever is less.

The foregoing description of the Fund’s investment strategy represents the Investment Adviser’s present intentions in view of current market conditions and other factors. The Investment Adviser may change allocations among the foregoing strategies to the extent it determines that doing so will be in the best interest of the Fund. There is no assurance that the Fund’s investment objective will be achieved, and results may vary substantially over time. Any investment strategy pursued for the Fund is in the absolute and sole discretion of the Investment Adviser. The Fund is under no obligation to advise existing or potential investors of a change in allocation among the investment styles or strategies.

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

All investments carry risks to some degree. The Fund cannot guarantee that its investment objective will be achieved or that its strategy of investing in the Underlying Funds will be successful. An investment in the Fund involves substantial risks, including the risk that the entire amount invested may be lost. The Fund allocates its assets to Underlying Managers and invests in Underlying Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Various other types of risks are also associated with investments in the Fund, including risks relating to the fund of funds structure of the Fund and risks relating to the limited liquidity of the Shares. Below is a list of principal risks of investing in the Fund. Different risks may be more significant at different times, depending on market conditions.

Additional information about certain of these risks is set forth in the SAI.

GENERAL RISKS

Limited Operating History. The Fund was organized on September 3, 2025, registered with the SEC under the Investment Company Act on October 29, 2025 and commenced investment operations on December 31, 2025. Accordingly, the Fund has limited operating history as a registered investment company. The Investment Adviser has experience in managing investment funds that invest in unregistered investment companies or separate accounts whose investment advisers are hedge fund managers. In addition, the Investment Adviser may serve as investment manager for other pooled investment vehicles, including those registered with the SEC. Nonetheless, the Fund may not succeed in meeting its objective, and its NAV may decrease.

Lack of Operating History of Underlying Funds. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

When the Fund invests in securities issued by an Underlying Fund, it will bear its pro rata portion of the Underlying Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. An Underlying Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of an Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Reliance on Key Persons Risk. The Fund relies on the services of certain executive officers who have relevant knowledge of private assets and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Dependence on the Investment Adviser. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct tender offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES — PERIODIC REPURCHASES.” Additionally, the Fund is permitted to allocate Shareholders, whose Shares are repurchased, costs and charges imposed by Underlying Funds, or otherwise incurred in connection with Fund Investments, if the Investment Adviser determines to liquidate such interests as a result of repurchase tenders by Shareholders and such charges are imposed on the Fund. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Non-Diversified Status. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple investment funds, the Investment Adviser may depart from such policy from time to time and one or more Investment Funds may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Subsidiary Investment Risk. The Fund invests in DAF Sub1 LLC and may make investments through other Subsidiaries. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are subject to the same risks that apply to investments if held directly by the Fund. These risks are described elsewhere in this Memorandum.

Subsidiaries are not registered under the Investment Company Act, and, unless otherwise noted in this Memorandum are not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls each Subsidiary, making it unlikely that any Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in each Subsidiary, and the Fund’s role as sole shareholder of each Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or foreign jurisdictions in which Subsidiaries are organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Memorandum and in the SAI and could adversely affect the Fund. A Subsidiary may be disregarded as an entity separate from the Fund for U.S. federal income tax purposes. Accordingly, the assets and activities of a Subsidiary, as well as its income, gain, loss and deduction, will be directly attributed to the Fund. If a Subsidiary earns income that is not qualifying income, the Fund will be treated as earning income that is not qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.

Investment and Market Risk. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Recent Market Circumstances. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund., These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention in Financial Markets. The instability in the financial markets in the recent past led the U.S. Government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to further such actions. See “PRINCIPAL RISK FACTORS — Recent Market Circumstances” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the Fund’s investments, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.Borrowing; Use of Leverage. The Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Adviser may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements, options or other derivative instruments, or (iii) a combination of these methods. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the private Underlying Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain private Underlying Funds.

As a result of any such leverage, the Fund through its investment in the Underlying Funds may generate unrelated business taxable income. Accordingly, Shares may not be suitable for charitable remainder trusts and tax-exempt entities, including benefit plan investors.

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. The financial services industry generally has been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund’s business. There can be no assurances that the Fund will not in the future be subject to regulatory review. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

Non-Qualification As A RIC. If for any taxable year the Fund were to fail to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS” in this Memorandum.

Tax Risk. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Underlying Funds in which the Fund is invested. However, private Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Underlying Funds in which the Fund can invest. The Fund expects to receive information from each Underlying Fund regarding its investment performance on a regular basis.

Underlying Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a private Underlying Fund’s income until such income has been earned by the private Underlying Funds or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in private Underlying Funds that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would be subject to entity-level tax as a corporation. Such loss of RIC status could also affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income and capital gain for such each calendar year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying private Underlying Funds. The Fund’s investment in private Underlying Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts.

In addition, the Fund invests in private Underlying Funds located outside the United States. Such private Underlying Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Underlying Funds.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Limitations on Investment Opportunities. The business of identifying attractive investment opportunities and the right Underlying Managers is difficult and involves a high degree of judgment on the part of the Investment Adviser. Moreover, the historical performance of an Underlying Manager is not a guarantee or prediction of the future performance of an Underlying Fund managed by such Underlying Manager. The Fund will rely on the Underlying Manager to identify attractive investment opportunities for their respective Underlying Funds. The investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be able to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able, indirectly through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to fully invest its capital.

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “GENERAL RISKS — CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF SHARES.”

High Portfolio Turnover. The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for Shares or interests in some of the Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Underlying Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its direct investments and Underlying Funds at fair value. In addition, the portfolio investments of the Underlying Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Underlying Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Underlying Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Underlying Funds in which the Fund invests will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a tender offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a tender offer. A subsequent decrease in the valuation of the Fund’s investments after a tender offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre- existing Shareholders to the benefit of subscribing investors. See “RISKS OF UNDERLYING FUNDS — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS” and “Special Risks of Investing in Private Funds — ILLIQUID INVESTMENTS.”

Illiquid Underlying Funds. With respect to the Fund’s investments in Illiquid Underlying Funds (e.g., closed end private equity, growth capital, venture capital, real estate funds or co-Underlying Funds), the Fund generally will be unable to redeem or withdraw, as applicable, its investment in any such Illiquid Underlying Fund at its option, and there are significant restrictions associated with the ability to sell, transfer or otherwise dispose of the Fund’s investment in any such Illiquid Underlying Fund. Further, the lack of liquidity of any Illiquid Underlying Fund, and the possibility of limited information regarding the investments made by such Illiquid Underlying Fund, may make it difficult for an administrator or valuation agent to accurately value such Illiquid Underlying Fund, and may cause any resulting valuations to be inaccurate. In addition, the length of the Fund’s investment in any Illiquid Underlying Fund will depend on the term of such Illiquid Underlying Fund, which term could be extended from time to time in accordance with the governing documents of such Illiquid Underlying Fund. Accordingly, the duration of the Fund’s investment in any Illiquid Underlying Fund is expected to be a very extended period of time and could be made longer if such Illiquid Underlying Fund extends its term.

Multiple Levels of Fees and Expenses. Most of the Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Underlying Fund with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Underlying Funds will range from 0% to 2.85% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0% to 30% of an Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain private Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular private Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular private Underlying Fund. Rights may not be waived or contractually limited for a private Underlying Fund that does not provide an ongoing ability for follow-on investment, such as a private Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the private Underlying Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Underlying Fund due to its terms, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Private Offering Exemption. This offering has not been registered under the 1933 Act, in reliance, in part, on the exemptive provisions of Section 4(a) (2) of the 1933 Act and Rule 506(c) of Regulation D promulgated thereunder. Pursuant to Rule 506(c) all investors in a Fund must be “accredited investors” as defined in Rule 501(a) of Regulation D, and the Fund must take reasonable steps to verify that each prospective investor or existing Shareholder, as applicable, qualifies as an accredited investor at the time Shares are purchased. The Fund may utilize both the “safe harbor” verification provisions of Rule 506(c) and/or the “principle based methods of verification” under Rule 506(c) that allow for verification on grounds that are reasonable in the context of the particular facts and circumstances of each purchaser and transaction (“Principle Based Verification”). Failure of the Fund to comply with Rule 506(c) or any other securities rules or regulations applicable to the offering of Shares could result in regulatory enforcement actions and/or monetary claims against the Fund that could affect the ability of the Fund to operate and cause losses to the Fund and its Shareholders.

Special Risks of Investing in Private Funds

Private Funds. Private Underlying Funds will not be registered as investment companies under the Investment Company Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act (including SPVs and referred to in this section as “Private Funds”). Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in Private Funds. In addition, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Valuation of Private Funds. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers to private Underlying Funds, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by private Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the private Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such a private Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of private Underlying Funds are completed.

Illiquid Investments. Since the Fund may make additional investments in or effect withdrawals from a Private Fund only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. To the extent that a Private Fund permits voluntary withdrawals or redemptions, if the Fund requests a complete or partial withdrawal of its interest in such Private Fund, the Underlying Manager generally may, in its discretion or at the election of the Fund, (i) not satisfy the Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Fund receives distributions in-kind from an investment, the Fund may incur additional costs and risks to dispose of such assets. In addition, certain private Underlying Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Fund. These may include, but are not limited to, lock-ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations.

Termination of Private Fund Interests. Subject to the terms of its limited partnership agreement and related formation documents, a Private Fund could, among other things, terminate the Fund’s interest in that Private Fund if the Fund fails to timely satisfy any capital call by that Private Fund or if the continued participation of the Fund in the Private Fund would have a material adverse effect on the Private Fund or its assets.

Leverage. Private Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial. Private Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Funds’, and thus the Fund’s, performance.

Reliance on Private Fund Management. The Fund will not have any role in the day-to-day management of the Private Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Fund investment.

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Private Funds. As a result, it will be difficult, and likely impossible, for the Investment Adviser to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund. Moreover, the Underlying Managers of private Underlying Funds often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the private Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the private Underlying Funds.

An Underlying Manager could materially alter a Private Fund’s trading strategy from time to time without notice to the Fund. The Investment Adviser may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The governing documents of the Private Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Private Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

The Investment Adviser will conduct a level of due diligence that it believes is adequate to select the appropriate Private Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Private Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Fund.

The Underlying Managers of the Private Funds in which the Fund invests have responsibility for investing the assets of such Private Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Private Fund (and thus, the Fund as an investor in the Private Fund. In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Private Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Private Fund’s strategy.

Secondary Investments. Where the Fund acquires a Private Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Fund interest has received distributions from the Private Fund and, subsequently, the Private Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Fund, there can be no assurance that the Fund would prevail in any such claim. The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.

Admission as a partner or member to a Private Fund typically requires the approval of such Private Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Fund; (ii) limited, if any, access to Private Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits. Overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary investments may be acquired at a discount to an Underlying Fund’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its quarterly NAV, since any such discounted secondary investment will be marked to its NAV, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its secondary investments.

RISKS OF UNDERLYING FUNDS

No Control Over Underlying Managers. The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.

Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Risks of Securities Activities of the Underlying Managers. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions.

Equity Securities. The Underlying Funds will trade equity securities. Common stock and similar equity securities generally represent the most junior position in an issuer’s capital structure and, as such, generally entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims to such assets have been satisfied. Holders of common stock generally are entitled to dividends only if and to the extent declared by the governing body of the issuer out of income or other assets available after making interest, dividend and any other required payments on more senior securities of the issuer. The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions and general economic environments. The Underlying Funds may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of issuers domiciled in developed or in emerging countries. The Underlying Funds may invest in equity securities regardless of market capitalization, including micro- and small-cap companies. The securities of smaller companies may involve more risk and their prices may be subject to more volatility. The Underlying Funds may also invest in distressed equity securities, which are generally considered to be riskier, speculative and relatively illiquid.

Private Placements. Certain private investments in which the Underlying Funds may invest may offer the opportunity for significant gains, but also involve a high degree of risk, including the complete loss of capital. Among these risks are the general risks associated with investing in companies operating at a loss or with substantial variations in operating results from period to period and investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more expansive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. The Underlying Funds may invest in the form of equity or “equity linked” securities. As a result, the rights or claims of the Underlying Funds maybe subordinate to those of other parties, including debt or senior equity holders, in the event of the failure of any company in which the Underlying Funds invest. The companies in which the Underlying Funds invest may be thinly traded and undercapitalized and therefore may be more sensitive to adverse business or financial developments. In the event that a company in which the Underlying Funds invest is unable to generate sufficient cash flow or raise additional equity capital to meet its projected cash needs, the value of the Underlying Funds’ investment in such company could be significantly reduced or even lost entirely. Business risks may be more significant in smaller or development- stage companies in which the Underlying Funds invest, including intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Profits of the Underlying Funds, if any, may be derived from a relatively small number of their investments in private placements. The goal of making investments in companies that will provide superior investment returns will be difficult to achieve. There is no guarantee that the Underlying Funds will be able to invest their capital on attractive terms or that returns on such investments will exceed returns on alternative investments available to prospective investors in the Fund. The ability of the Underlying Funds to liquidate their positions and generate profits from their investments in private placements may also be adversely affected by a failure of the companies in which they invest to comply with registration, conversion, exchange or other obligations under the agreements pursuant to which such securities have been sold to the Underlying Funds.

Small- to Micro-Cap Stocks. The Underlying Funds may invest in small- to micro-cap companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strength of larger corporations. In addition, the Underlying Funds may be unable to sell certain small- or micro-cap stocks at an advantageous time or price. In many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. Also, due to thin trading in some of these stocks, an investment in these stocks may be considered less liquid than an investment in many larger-capitalization stocks, making purchases or sales at desired prices or in desired quantities more difficult. When making large sales, the Underlying Funds may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of the securities of smaller companies. Accordingly, such stocks may be required to be held for a lengthy period of time and often require more time to sell and result in higher selling expenses than does the sale of securities for which there is an active market.

Liquidity Constraints of Underlying Funds. Certain Underlying Funds may be permitted to redeem their shares in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and, therefore, would seek to dispose of these securities in a manner that is in the best interests of the Fund.

There may also be constraints on the Fund’s ability to withdraw from its investments in private Underlying Funds. See “Special Risks of Investing in Private Funds — ILLIQUID INVESTMENTS.”

Limitations on the Fund’s ability to withdraw its assets from Underlying Funds may limit the Fund’s ability to repurchase Shares.

Other Investment Companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as closed-end funds and ETFs, in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

Closed-End Funds. The Fund may invest in Underlying Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions. For example, some exchanges are “principals markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a trade and not of an exchange or clearing organization. Trading on certain exchanges may involve the additional risks of expropriation, burdensome or confiscatory taxation, moratoriums and investment controls, or political or diplomatic events that might adversely affect an Underlying Fund’s trading activities. Trading in various countries is also subject to the risk of changes in the exchange rate between the base currency of a particular Underlying Fund and the currencies in which Financial Instruments traded on such exchanges are settled. Some futures exchanges require margin for open positions to be converted to the “home currency” of the contract. Additionally, some brokerage firms have imposed this requirement for all futures markets traded, whether or not it is required by a particular exchange. Whenever margin is held in a currency other than its base currency, the applicable Underlying Fund is exposed to potential gains or losses if exchange rates fluctuate.

Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Foreign Investing Risk

Foreign investments by the Fund and the Underlying Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of certain investments may be restricted, requiring the Underlying Funds to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs which adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:

●	unfavorable changes in currency rates and exchange control regulations;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	difficulty in obtaining or enforcing a judgment;

●	increased brokerage commissions and custody fees; and

●	increased potential for corrupt business practices in certain foreign countries.

In addition to the risks associated with foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “EMERGING MARKETS RISK.”

Emerging Markets Risk.

Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations, and the Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

Currency and Exchange Rate Risks. The Underlying Funds may invest in Financial Instruments denominated in currencies other than the U.S. Dollar or in Financial Instruments which are determined with references to currencies other than the U.S. Dollar. The Underlying Funds, however, will generally value their assets in U.S. Dollars. To the extent unhedged, the value of the Underlying Funds’ assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the other currencies in which the Underlying Funds may make investments will reduce the effect of increases and magnify the U.S. Dollar-equivalent of the effect of decreases in the prices of the Underlying Funds’ Financial Instruments in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Underlying Funds’ non-U.S. Dollar Financial Instruments. The Underlying Funds may or may not attempt to hedge against currency fluctuations in their sole discretion, but even if the Underlying Funds do attempt to hedge against such fluctuations, there can be no assurance that such hedging transactions will be effective.

Non-Reporting Stocks. The Underlying Funds may make investments in public companies whose shares are quoted on the “pink sheets.” Pink sheet stocks are over-the-counter securities that do not meet the listing standards required to trade on Nasdaq, the American Stock Exchange or other major stock exchanges due to their limited capitalization, the limited number of shares outstanding and/or its non- reporting status. Pink sheet stocks are small, thinly-traded issues that often carry a great deal of risk. For instance, pink sheet stocks are not very liquid, and as such, bid/ask spreads are wide. In addition. online quotes for these securities are not firm, but rather merely provide indications of price. Accurate information about pink sheet stocks is often difficult to obtain because many companies whose shares are traded on the pink sheets are not required to file their financial reports with the SEC. Pink sheet stocks are also speculative in nature because many of these firms are still in the early development stages and have no proven track record. While many are legitimate businesses, the lack of reliable data and readily available public information makes them susceptible to fraud and manipulation.

“New Issues.” The Underlying Funds may invest in “new issues” (defined as any initial public offering of an equity security). The purchase of “new issues” involves greater risk than securities trading in general. The prices of new issues may not increase as expected and, in fact, may decline more rapidly. While most people assume that new issues will trade at a premium to their issue price until they are liquidated, there is no guarantee that this will occur. In order for the Fund to invest in Underlying Funds that trade “new issues,” each investor in the Fund must represent and warrant in the Subscription Documents that it either is or is not restricted from participating in such new issues pursuant to Financial Industry Regulatory Authority (“FINRA”) Rules 5130 and 5131, and the Fund will be relying on such representations and warranties in engaging in its business activities.

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Trading in Options. Among the Financial Instruments that the Underlying Funds may trade are options. An option is a right, purchased for a certain price, to either buy or sell the underlying instrument or product during or at the end of a certain period of time for a fixed price. The risks in trading options are different from the risks in trading the underlying instruments or products, and trading in options can provide a greater potential for profit or loss than an equivalent investment in the underlying asset. For example, if an Underlying Fund buys an option (either to sell or buy an underlying instrument or product), it will be required to pay a “premium” representing the market value of the option. The value of an option may decline because of a decline in the value of the underlying asset relative to the strike price, the passage of time, changes in the market’s perception as to the future price behavior of the underlying asset or any combination thereof. Unless the price of the underlying instrument or product changes and it becomes profitable to exercise or offset the option before it expires, the Underlying Fund may lose the entire amount of the premium. Conversely, if an Underlying Fund sells an option (either to sell or buy an underlying instrument or product), it will be credited with the premium but will have to deposit margin with such Underlying Fund’s Broker due to its contingent liability to deliver or accept the underlying instrument or product in the event the option is exercised. Sellers of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of an asset at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. The ability to trade in or exercise options may be restricted in the event that trading in the underlying instrument or product becomes restricted.

Trading in ETFs. The Fund and Underlying Funds may invest in exchange-traded funds (“ETFs”). ETFs are traded like stocks on stock exchanges such as the American Stock Exchange. Accordingly, although investments in mutual funds and ETFs are subject to similar risks, ETFs have certain unique risks not shared by mutual funds. Some of the risks of investments in ETFs include the following:

(i)	General Risks — An investment in ETFs comprised of publicly traded stocks are subject to the risks that impact the portfolio of underlying stock,

(ii)	including market risks resulting from such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. In addition, investment techniques such as short selling and margin debt may be used with ETFs which would expose the Underlying Funds to the risks associated with those investment techniques.

(iii)	ETF Trading — It is possible for the value of ETFs to fall or to rise more slowly than the stock market as a whole. Risk is also involved in ETF selection. Unlike open-ended mutual funds, ETFs may potentially trade above or below the value of their underlying portfolios. While most ordinary mutual funds can only be bought or sold at the end of the day at the calculated NAV of the fund, ETFs may be purchased or sold throughout the day at prices that are not guaranteed to match the underlying value of the stocks in the portfolio. Accordingly, the Underlying Funds could be exposed to corrective forces if they inadvertently purchase an ETF at a premium to the underlying value of the stocks in the ETF.

(iv)	Layering of Fees — With respect to the Underlying Funds’ investments in ETFs, the Fund’s direct fees and expenses, coupled with its indirect fees and expenses at both the Underlying Fund and ETF levels, results in multiple levels of fees and greater expense than would be associated with direct investment.

(v)	International ETFs — ETFs comprised of foreign securities may be highly volatile in nature. In general, foreign markets are not as liquid and do not have pertinent information disseminated as efficiently as United States markets. International investments may also involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic or political instability in other nations.

(vi)	Trading in Specialty or Sector ETFs — The Underlying Funds may invest a portion of their assets in ETFs that are industry, sector or capitalization specific, and thereby may be subject to the volatility attendant with such a specialized focus.

(vii)	Distributions from ETFs — The tax regulations pertaining to ETFs generally cause them to distribute their taxable gains in the form of a dividend near year-end. The share price of the ETF would generally drop by a corresponding amount on the ex-dividend date of the distribution. Such distributions are made on a pro rata basis without regard to the actual gains or losses an individual ETF shareholder may have sustained. Accordingly, investors who have real economic gain less than the amount of the dividend may then have a motivation to sell those ETF shares to claim the drop in share price as a capital loss and thereby offset the income distribution. However, wash sale rules require that the investor not reinvest for 31 days in order to claim the capital loss deduction. Accordingly, tax strategies employed by other investors may increase the price volatility of ETF shares and of securities owned by such ETFs at times near to the distribution of such a dividend. Similarly, the Underlying Funds may elect to manage their taxable income by avoiding certain ETFs during their income distributions, thereby introducing an additional element of risk into their timing models.

Warrants and Rights. The Underlying Funds may invest in warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Bonds and Other Fixed Income Securities. The Underlying Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The Underlying Funds may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. Government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The value of fixed-income Financial Instruments will change as the general levels of volatility and interest rates fluctuate. When interest rates decline, the value of fixed-income Financial Instruments can be expected to rise. Conversely, when interest rates rise, the value of such Financial Instruments can be expected to decline. Investments in lower rated or unrated fixed-income Financial Instruments, while generally providing greater opportunity for gain and income than investments in higher rated Financial Instruments, usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such Financial Instruments).

Over-the-Counter and Other Derivative Instruments in General. The Underlying Funds may use various derivative instruments, including futures, options, forward contracts, swaps and other derivatives which may be volatile and speculative. Certain positions may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Use of derivative instruments presents various risks, including the following:

(i)	Tracking: When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument

(ii)	and the underlying investment sought to be hedged may prevent an Underlying Manager from achieving the intended hedging effect or expose the Underlying Fund to the risk of loss.

(iii)	Liquidity: Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets an Underlying Manager may not be able to close out a position without incurring a loss for the Underlying Fund.

(iv)	Leverage: Trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by an Underlying Fund and could cause its assets to be subject to wider fluctuations than would be the case if the Underlying Fund did not use the leverage feature in derivative instruments. See “— LEVERAGE” above.

(v)	Over-the-Counter Trading: Certain derivative instruments may not be traded on an exchange. Over-the-counter Financial Instruments that may be purchased or sold by the Underlying Funds may include swap transactions, forward foreign currency transactions and bonds and other fixed income securities. Over-the-counter Financial Instruments, unlike exchange traded Financial Instruments, are two-party contracts with price and other terms negotiated by the buyer and the seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Underlying Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. Because performance of over-the-counter Financial Instruments is not guaranteed by any exchange or clearinghouse, the Underlying Funds will be subject to the risk of the inability or refusal to perform with respect to such Financial Instruments on the part of the counterparties with which they trade. Any such failure or refusal, whether due to insolvency, bankruptcy or other causes, could subject the Underlying Funds to substantial losses.

(v)	Lack of Regulation: Financial Instruments not traded on exchanges are also not subject to the same type of government regulation as exchange

(vi)	traded Financial Instruments and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. The counterparty to an over-the-counter Financial Instrument entered into by an Underlying Fund may not be subject to the same credit evaluation and regulatory oversight as are members of exchange based markets. The same may be true with respect to Financial Instruments traded on certain types of alternative exchanges (e.g., exempt commercial markets) that are less regulated than traditional securities, commodities and futures exchanges.

(vii)	Market Conditions: Recent events in the financial markets resulting in the failure of large institutions that serve as counterparties to many over-the-counter Financial Instruments have resulted in greater illiquidity of such instruments and heightened concern for counterparty risk.

Credit Default Swaps. The Underlying Funds may enter into credit default swaps. In general, a credit default swap is a type of over-the-counter credit derivative between two counterparties whereby one counterparty (the “purchaser”) is obligated to pay the other counterparty (the “seller”) a periodic stream of payments (“premiums”) over the term of the contract, in return for the seller’s obligation to pay the purchaser upon the occurrence of a credit event (e.g., bankruptcy, failure to pay, obligation acceleration or restructuring) with respect to an underlying reference obligation or reference obligor. The Underlying Funds may stand on either side of a credit default swap (i.e., either as the purchaser or the seller). Credit default swaps are non-standardized, privately negotiated transactions and the payment by the seller to the purchaser is contingent upon the occurrence of a credit event as defined in the swap transaction documents, which definition may be more expansive or narrow than what would normally be viewed as a default by the reference obligor, whether under the reference obligation or otherwise. In addition to the risk of non-performance of the counterparty, there is an inherent risk in being able to predict the likelihood of a credit event under a credit default swap. Also, credit default swaps generally are traded over-the-counter and not on an organized market, which may make them illiquid and difficult to value. If an Underlying Fund is the purchaser under the swap agreement and no credit event occurs, the Underlying Fund will not recoup the premiums it paid to the seller. Likewise, if the Underlying Fund is the seller under the swap agreement, it may be required to pay an amount upon the occurrence of a credit event that far exceeds the periodic premium payments received by the Underlying Fund under the swap agreement. Certain Underlying Funds may rely on the use of credit default swap transactions to hedge their exposure to the debt of underlying issuers. Any significant dislocation in the financial markets may make it more difficult for Underlying Funds to enter these transactions and, therefore, may increase the costs to the Underlying Funds of hedging such exposures (or prevent them from doing so entirely), potentially resulting in lower returns and/or greater risk to investors.

Commodities and Futures Trading. The Underlying Funds may invest in commodities and futures contracts. Substantially all trading in commodities and futures has as its basis a contract to purchase or sell a specified quantity of a particular asset for delivery at a specified time, although certain Financial Instruments, such as market index futures contracts, may be settled only in cash based on the value of the underlying composite index. Futures trading involves trading in contracts for future delivery of standardized, rather than specific, lots of particular assets.

Security Futures Contracts. The Underlying Funds may trade security futures contracts. Security futures contracts include both futures contracts on single stocks and futures contracts on narrow-based securities indices. They are treated as both futures and securities and, therefore, are subject to the joint jurisdiction of the SEC and the CFTC. Security futures contracts are subject to the same risks as other securities, as well as to the greater volatility and risks of futures trading. Since they are relatively new products, security futures contracts have relatively low liquidity and limited trading history.

Exchanges for Related Products. The Underlying Funds may engage in exchange for related products (“EFRPs”) transactions, including in exchanges of futures for physicals (“EFPs”). An EFRP is a transaction permitted under the rules of many futures exchanges in which two parties may exchange futures positions without making an open, competitive trade on the exchange. In general, the buyer of the physical commodity buys the corresponding futures contract, while the seller of the physical commodity sells that futures contract. The prices at which such transactions are executed are negotiated between the parties. If an Underlying Fund were prevented from such trading as a result of regulatory changes, the Underlying Fund’s performance could be adversely affected.

Forward Trading. The Underlying Funds may enter into forward contracts in the over-the-counter markets. Forward contracts and options thereon, unlike exchange traded futures contracts and options on futures contracts), are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals that deal in the forward markets are not required to continue to make markets in the commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Trading in Currencies. The Underlying Funds may trade currencies and related Financial Instruments in interbank and forward contract markets. An Underlying Fund may be exposed in the interbank market to risks associated with any government or market action that might suspend or restrict trading or otherwise render illiquid, in whole or in part, the Underlying Fund’s position. An Underlying Manager may trade currencies and financial instruments in interbank and forward contract markets which the Underlying Manager believes to be well-established and of recognized standing. The Underlying Manager may effect such trades with Brokers and other market participants which it believes to be creditworthy.

Repurchase Agreements and Reverse Repurchase Agreements. The Underlying Funds may enter into repurchase and reverse repurchase agreements. Repurchase agreements involve the sale of a Financial Instrument by an Underlying Fund and its agreement to repurchase the Financial Instrument at a specified time and price (thereby financing the Underlying Fund’s acquisition of such Financial Instrument). If the party to whom such Financial Instrument is sold should default, as a result of bankruptcy or otherwise, an Underlying Fund may not be able to recover the Financial Instruments sold, which could result in a loss to the Underlying Fund if the value of such Financial Instruments has increased over their repurchase price. Similarly, entering into reverse repurchase agreements involves certain risks. A reverse repurchase agreement involves the purchase of a Financial Instrument by an Underlying Fund from a Broker that agrees to repurchase the Financial Instrument at the Underlying Fund’s cost plus interest within a specified time. Under a reverse repurchase agreement, an Underlying Fund continues to receive any principal and interest payments on the underlying Financial Instrument during the term of the agreement. If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, an Underlying Fund may seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the Financial Instruments if their value should fall below their repurchase price. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, an Underlying Fund’s ability to dispose of the underlying Financial Instruments may be severely restricted.

SOFR Risk. The Secured Overnight Financial Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

High Yield Securities. The Underlying Funds may invest in “high yield” bonds and preferred securities which are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities). Financial Instruments in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated Financial Instruments and are generally considered to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal. They also are generally considered to be subject to greater risk than Financial Instruments with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower- rated Financial Instruments, the yields and prices of such Financial Instruments may tend to fluctuate more than those of higher-rated Financial Instruments. The market for lower-rated Financial Instruments is thinner and less active than that for higher-rated Financial Instruments, which can adversely affect the prices at which these Financial Instruments can be sold. In addition, adverse publicity and investor perceptions about lower rated Financial Instruments, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated Financial Instruments. Investments in sovereign debt involve special risks in that in the event of default, an Underlying Fund’s recourse against the issuer may be limited.

Asset-Backed Securities. The Underlying Funds may invest in asset-backed securities (“ABS”). ABS are debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. Issuers of ABS are primarily banks and finance companies, captive finance subsidiaries of non-financial corporations or specialized originators such as credit card lenders. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject an Underlying Fund to additional risk.

Mortgage-Related Securities. The Underlying Funds may invest in mortgage-related securities. Generally, mortgage-related securities tend to be sensitive to changes in interest rates. Therefore, during a period of rising interest rates, such mortgage-related securities may exhibit additional volatility. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money in lower prevailing interest rates. Special risks may also be associated with investments in fixed or adjustable rate mortgage pass-through securities, fixed or adjustable rate collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities (“SMBSs”) and the sub-prime mortgage market.

Subordinated Securities. The Underlying Funds may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Underlying Funds.

Investment Risks of Bank Debt. The Underlying Funds may invest in bank debt. Bank debts are not traded on regulated exchanges, are not registered with U.S. or other governmental authorities and are not subject to the rules of any self-regulatory organization. Should increases in default rates occur with respect to the type of collateral securing the bank loans in which an Underlying Fund invests, the actual default rates of the bank loans held by the relevant Underlying Fund may exceed the hypothetical default rates used by the Underlying Manager in determining to purchase such bank debt. An Underlying Fund may invest in bank debt participations, which involve certain risks in addition to those associated with direct loans. A bank debt participant has no contractual relationship with the borrower of the underlying bank debt. As a result, the participant is generally dependent upon the lender to enforce its rights and obligations under the bank debt agreement in the event of a default and may not have the right to object to amendments or modifications of the terms of such bank debt agreement. The value of securities in which an Underlying Fund invests generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the receivables or bank debt underlying specific securities are pre-payable, the value of such securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.

Credit Risk of Issuer. The risks associated with certain Financial Instruments traded by an Underlying Fund may include credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a Financial Instrument’s credit rating may affect a Financial Instrument’s value. Financial Instruments rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher rated Financial Instruments.

Credit Ratings. Credit ratings of debt securities are not a guarantee of quality. A credit rating represents only the applicable rating agency’s opinion regarding credit quality based on the rating agency’s evaluation of the safety of the principal and interest payments. In determining a credit rating, rating agencies do not evaluate the risks of fluctuations in market value. As a result, a credit rating may not fully reflect the risks inherent in the relevant security. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, to the extent that a rating agency rates a security at the request of an issuer, the rating agency has a conflict of interest in providing such rating.

Leveraged Investments. An Underlying Fund may make use of leverage by having a portfolio company incur debt to finance a portion of its investment in such company. Leverage generally magnifies both the opportunities for gain and the risk of loss from a particular investment. The cost and availability of leverage is highly dependent on the state of the broader credit markets, which is difficult to separately forecast, and at times it may be difficult to obtain or maintain the desired degree of leverage. The use of leverage also imposes restrictive financial and operating covenants on a company, in addition to the burden of debt service, and may impair its ability to finance future operations and capital needs. The leveraged capital structure of companies will increase the exposure of an Underlying Fund’s investments to a deterioration in the company’s condition or industry, competitive pressures, an adverse economic environment or rising interest rates and could accelerate and magnify declines in the value of such Underlying Fund’s investments in the leveraged portfolio companies in a down market. In the event any portfolio company cannot generate adequate cash flow to meet debt service, an Underlying Fund may suffer a partial or total loss of capital invested in the portfolio company, which would adversely affect the returns of such Underlying Fund. Furthermore, should the credit markets be tight at the time an Underlying Fund determines that it is desirable to sell all or a part of the portfolio company, such Underlying Fund may not achieve an exit multiple or enterprise valuation consistent with forecasts. Moreover, the companies in which the Underlying Funds invest generally will not be rated by a credit rating agency.

Real Estate Investment Risks. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of real estate investments made by an Underlying Fund. The performance and value of real estate investments once acquired depends upon many factors beyond an Underlying Manager’s control and the control of the property owners. Revenues and cash flows from real estate investments may be adversely affected by a wide variety of factors including changes in national or local economic conditions, including unemployment rates and consumer spending/confidence; changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics; and the supply of available properties to acquire at attractive pricing in a particular market. Investments in real estate are also subject to the risks associated with real property ownership, including litigation risk, requisite compliance with the regulations of national and/or local governmental and regulatory authorities, and potential environmental and other liabilities.

STRATEGY RISKS

The Underlying Funds employ a broad range of investment strategies, including relative value, long/short equity, event driven, private equity, growth equity, venture capital, and real estate strategies. There is no assurance that the Underlying Managers will correctly evaluate the various factors that could affect the successful strategy employment of an Underlying Fund. The strategies of the Underlying Funds may not perform as anticipated and therefore would cause the value of the Fund to decrease. Below is additional information for the investment strategies.

Co-Investment Risk. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that any Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have obtained an exemptive order from the SEC that permits the Fund, including any Subsidiary, to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Order”). The Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Funds and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the shareholders.

Reliance on Co-Investment Order Risk. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser’s other clients. The Fund and Investment Adviser have been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Relative Value Strategy. The Underlying Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Underlying Funds for the business and financial risks assumed. An Underlying Fund may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, an Underlying Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of an Underlying Fund’s assets may be committed to the securities purchased, thus possibly preventing an Underlying Fund from investing in other opportunities. In addition, an Underlying Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If an Underlying Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of an Underlying Fund may exceed those of other portfolios that hold long positions only.

Long/Short Equity Strategy. An Underlying Fund buys undervalued securities which are expected to outperform, and short sells overvalued securities which are expected to underperform. Investing in long/short equity strategies presents the opportunity for significant losses including in some cases, losses which exceed the principal amount invested. There is also the possibility that long and short strategies could both fail, thereby increasing volatility and potential losses.

Event Driven Strategy. Event driven strategies focus on companies that are facing some type of change “event,” like a merger or a bankruptcy. Underlying Managers will research the circumstances around a particular event and try to identify potential opportunities that might result. The performance of event driven strategies tends to track the Underlying Manager’s level of success in being able to identify and take advantage of events impacting individual securities. An Underlying Manager might make an investment decision in anticipation of an event, and it is possible that the outcome may not turn out as anticipated.

Private Equity, Growth Equity and Venture Capital Strategies. Investments in start-up and growth- stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. Even if a company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Many investment decisions by the Investment Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Investment Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Real Estate Strategy. The value of real estate investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals generally and, in the United States in particular, will have an adverse effect on the performance of the Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, acts of war or terrorism, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Certain significant expenditures associated with real estate (such as real estate taxes, maintenance costs and, where applicable, mortgage payments) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property.

General Risks of Arbitrage Transactions. The success of arbitrage strategies (whether convertible arbitrage, merger arbitrage, volatility arbitrage, capital structure arbitrage or otherwise) depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Underlying Funds may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Underlying Funds will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally:

●	Losses may result if an Underlying Fund holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

●	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to an Underlying Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

●	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then- current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

●	An Underlying Fund may incur losses if a Financial Instrument lender demands that an Underlying Fund return its borrowed Financial Instrument and such Underlying Fund is unable to find an alternative-lending source. In such event, the Underlying Fund may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Investments. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. An Underlying Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by an Underlying Fund may decline significantly. It is also possible that the difference between the price paid by an Underlying Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where an Underlying Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Underlying Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If an Underlying Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Underlying Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, an Underlying Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, an Underlying Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect an Underlying Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by an Underlying Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below an Underlying Fund’s cost, returned securities may be resold at a loss.

Capital Structure Arbitrage. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Underlying Funds may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Market Neutral Strategies. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Underlying Funds to certain market risks.

Special Situation Investments/Distressed Companies. Certain of the Underlying Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Underlying Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. Any one or all of the issuers of such investments may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which an Underlying Fund invests, such Underlying Fund may lose its entire investment or may be required to accept cash or illiquid securities with a value less than such Underlying Fund’s original investment.

Spread Trading. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that an Underlying Fund may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by an Underlying Fund and the price the Underlying Manager expects to receive upon consummation of a transaction.

Straddles. An Underlying Fund may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

New Strategies. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for an Underlying Fund, the risk/reward profile of the Underlying Fund could be shifted significantly towards increased levels of risk. The Fund only can be successful if the Underlying Funds are able to trade and invest successfully, and there can be no assurance that this will be the case.

OTHER FUND RISKS

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Trade Errors. Generally, an Underlying Fund (and not its Underlying Manager) will be responsible for any losses resulting from portfolio management, trading or administrative errors in connection with such Underlying Fund’s investment activities, in the absence of fraud, willful misconduct or gross negligence by the Underlying Manager or its affiliates or personnel. In such circumstances, any gains or benefits that result from trade errors generally will also accrue to the applicable Underlying Fund. Such errors might include, for example, incorrect entry of a trade into an electronic trading system, errors when reconciling trade activity, or drafting errors related to derivatives contracts or confirmations. Given the volume of transactions executed by the Underlying Managers on behalf of the Underlying Funds, investors should assume that any such errors might occur, and that the Fund’s investment in any Underlying Fund may be adversely impacted by any resulting losses due to trade errors, even if such losses result from the negligence of the Underlying Manager of such Underlying Fund or its affiliates or personnel.

Potential Conflicts of Interest. The Investment Adviser has several actual and potential conflicts of interest relating to its management of the Fund. See “CONFLICTS OF INTEREST.”

Cyber Security Risk. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its Shareholders, potentially resulting in, among other things, financial losses; the inability of Shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Underlying Funds and their service providers.

Technological Advancements Risk. The development and increased reliance on certain technologies, including AI and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of a Fund’s investments. For example, issuers in which a Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which a Fund invests.

Disaster Recovery and Data Security. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Underlying Funds.

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the private Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Underlying Fund will be successful, that the various Underlying Funds selected will produce positive returns or that the Fund will achieve its investment objective.

Effects of Leverage [Text Block]

Effects of Leverage.

Assuming the use of leverage in the amount of approximately 2% of the Fund’s total assets and an annual interest rate on leverage of 7.13% payable on such leverage based on estimated market interest rates as of the date of this memorandum, the additional income that the Fund must earn (net of estimated expenses related to leverage) in order to cover such interest payments is 0.14%. The Fund’s actual cost of leverage will be based on market interest rates at the time the Fund undertakes a leveraging strategy, and such actual cost of leverage maybe higher or lower than that assumed in the previous example.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 2% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 7.13%. See “PRINCIPAL RISK FACTORS — GENERAL RISKS — BORROWING; USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

Assumed Fund Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.34%	-5.24%	-0.14%	4.96%	10.06%

Total return is composed of two elements — the dividends on Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

Annual Interest Rate [Percent]	7.13%
Effects of Leverage [Table Text Block]
Assumed Fund Return (Net of Expenses)	-10.00%	-5.00%	0.00%	5.00%	10.00%
Corresponding Return to Shareholder	-10.34%	-5.24%	-0.14%	4.96%	10.06%

Return at Minus Ten [Percent]	(10.34%)
Return at Minus Five [Percent]	(5.24%)
Return at Zero [Percent]	(0.14%)
Return at Plus Five [Percent]	4.96%
Return at Plus Ten [Percent]	10.06%
Effects of Leverage, Purpose [Text Block]

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 2% of the Fund’s assets after such issuance and the Fund’s currently projected annual interest rate of 7.13%. See “PRINCIPAL RISK FACTORS — GENERAL RISKS — BORROWING; USE OF LEVERAGE.” The table does not reflect any offering costs of Shares or leverage.

No Public Trading [Text Block]	There is no public market for the Shares and none is expected to develop.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

VOTING

Each Shareholder will have the right to cast a number of votes, based on the number of such Shareholder’s Shares, at any meeting of Shareholders called by the Board. Except for the exercise of such voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

Security Liquidation Rights [Text Block]

TERM, DISSOLUTION AND LIQUIDATION

The Fund may be dissolved upon approval of a majority of the Trustees. Upon the liquidation of the Fund, its assets will be distributed first to satisfy (whether by payment or the making of a reasonable provision for payment) the debts, liabilities and obligations of the Fund, including actual or anticipated liquidation expenses, other than debts, liabilities or obligations to Shareholders, and then to the Shareholders proportionately in accordance with the amount of Shares that they own. Assets may be distributed in-kind on a proportionate basis if the Board or liquidator determines that the distribution of assets in-kind would be in the interests of the Shareholders in facilitating an orderly liquidation.

Outstanding Securities [Table Text Block]	OUTSTANDING SECURITIES* There were no outstanding securities as of the date of the Memorandum.
Limited Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund was organized on September 3, 2025, registered with the SEC under the Investment Company Act on October 29, 2025 and commenced investment operations on December 31, 2025. Accordingly, the Fund has limited operating history as a registered investment company. The Investment Adviser has experience in managing investment funds that invest in unregistered investment companies or separate accounts whose investment advisers are hedge fund managers. In addition, the Investment Adviser may serve as investment manager for other pooled investment vehicles, including those registered with the SEC. Nonetheless, the Fund may not succeed in meeting its objective, and its NAV may decrease.

Lack Of Operating History Of Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Operating History of Underlying Funds. Certain Underlying Funds may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable Underlying Managers or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Underlying Fund. Although the Investment Adviser and its affiliates and their personnel have experience evaluating the performance of alternative asset managers and providing manager selection and asset allocation services to clients, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Underlying Managers, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

When the Fund invests in securities issued by an Underlying Fund, it will bear its pro rata portion of the Underlying Fund’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. An Underlying Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Fund’s shares and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of an Underlying Fund will be achieved. An Underlying Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Fund at a time that is unfavorable to the Fund. In addition, one Investment Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose. Additionally, the shares of closed-end funds frequently trade at a discount to their NAV. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

Reliance On Key Persons Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Key Persons Risk. The Fund relies on the services of certain executive officers who have relevant knowledge of private assets and familiarity with the Fund’s investment objective, strategies and investment features. The loss of the services of any of these key personnel could have a material adverse impact on the Fund.

Dependence On Investment Adviser Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on the Investment Adviser. The Investment Adviser has its discretion to make all investment decisions for the Fund and therefore the Investment Adviser is responsible for the selection of, and allocation and reallocation of the Fund’s assets among, the Fund’s investments. The Investment Adviser may hire (subject to the approval of the Fund's Board and, except as otherwise permitted under the terms of any applicable exemptive relief obtained from the SEC, or by rule or regulation, a majority of the outstanding voting securities of the Fund) and thereafter supervise the investment activities of one or more sub-advisers engaged to carry out the investment program of the Fund. The success of the Fund depends on the Investment Adviser’s ability to select and construct an appropriate investment portfolio. The Investment Adviser’s judgment may be incorrect, and subjective decisions made by the Investment Adviser may cause the Fund to incur losses or to miss profit opportunities on which it could otherwise have capitalized. Any loss or turnover of the Investment Adviser’s personnel responsible for making investment decisions may have a material adverse effect on the operations and performance of the Fund.

Closed End Fund Liquidity Limited To Periodic Repurchases Of Units Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund; Liquidity Limited to Periodic Repurchases of Shares. The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the Fund’s investments or if the Shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct tender offers in any particular period and Shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which Shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

In considering whether to repurchase Shares during periods of financial market stress, the Board may offer to repurchase Shares at a discount to their prevailing NAV that appropriately reflects market conditions, subject to applicable law. Further, repurchases of Shares, if any, may be suspended, postponed or terminated by the Board under certain circumstances. See “REPURCHASES OF SHARES — PERIODIC REPURCHASES.” Additionally, the Fund is permitted to allocate Shareholders, whose Shares are repurchased, costs and charges imposed by Underlying Funds, or otherwise incurred in connection with Fund Investments, if the Investment Adviser determines to liquidate such interests as a result of repurchase tenders by Shareholders and such charges are imposed on the Fund. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its Shareholders unless called for under the provisions of the Investment Company Act.

Non Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status. The Fund is a “non-diversified” management investment company under the Investment Company Act. This means that the Fund may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as a “diversified” management investment company. Although the Investment Adviser follows a general policy of seeking to spread the Fund’s capital among multiple investment funds, the Investment Adviser may depart from such policy from time to time and one or more Investment Funds may be allocated a relatively large percentage of the Fund’s assets. Accordingly, the Fund may be subject to greater risk with respect to its portfolio securities than a “diversified” fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuation in the value of its interests. However, the Fund will be subject to diversification requirements applicable to RICs under the Code.

Subsidiary Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subsidiary Investment Risk. The Fund invests in DAF Sub1 LLC and may make investments through other Subsidiaries. By investing in a Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The investments held by a Subsidiary are subject to the same risks that apply to investments if held directly by the Fund. These risks are described elsewhere in this Memorandum.

Subsidiaries are not registered under the Investment Company Act, and, unless otherwise noted in this Memorandum are not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls each Subsidiary, making it unlikely that any Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investments in each Subsidiary, and the Fund’s role as sole shareholder of each Subsidiary. Each Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Changes in the laws of the United States and/or foreign jurisdictions in which Subsidiaries are organized could result in the inability of the Fund and/or a Subsidiary to operate as described in this Memorandum and in the SAI and could adversely affect the Fund. A Subsidiary may be disregarded as an entity separate from the Fund for U.S. federal income tax purposes. Accordingly, the assets and activities of a Subsidiary, as well as its income, gain, loss and deduction, will be directly attributed to the Fund. If a Subsidiary earns income that is not qualifying income, the Fund will be treated as earning income that is not qualifying income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes.

Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk. An investment in the Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Accordingly, an investment in the Fund’s Shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Recent Market Circumstances Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Circumstances. The value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation/deflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets. U.S. or global markets may be adversely affected by uncertainties and events or the threat or potential of one or more such events and developments in the U.S. and around the world, such as major cybersecurity events, geopolitical events (including wars, terror attacks, natural disasters, spread of infectious disease (including epidemics or pandemics) or other public health emergencies), social unrest, political developments, changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and developments in the laws and regulations in the U.S. and other countries, or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.

In the first half of 2025, the United States enacted or proposed to enact significant new tariffs, and various federal agencies were directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty about the future relationship between the U.S. and other countries with respect to such trade policies, treaties and tariffs continues to exist. These developments, or the perception that any of them could occur, may have a material adverse effect on global trade, in particular, trade between the impacted nations and the U.S.; global financial markets’ stability; and global economic conditions.

The Fund cannot predict the effects or likelihood of such events on the U.S. and global economies, the value of the Shares or the NAV of the Fund. The issuers of securities, including those held in the Fund’s portfolio, could be materially impacted by such events which may, in turn, negatively affect the value of such securities or such issuers’ ability to make interest payments or distributions to the Fund., These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

Government Intervention In Financial Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Intervention in Financial Markets. The instability in the financial markets in the recent past led the U.S. Government and foreign governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that experienced extreme volatility, and in some cases a lack of liquidity. Future market conditions could lead to further such actions. See “PRINCIPAL RISK FACTORS — Recent Market Circumstances” above. U.S. federal and state governments and foreign governments, their regulatory agencies or self-regulatory organizations may take additional actions that affect the regulation of the Fund’s investments, in ways that are unforeseeable and on an “emergency” basis with little or no notice with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions will be suddenly and/or substantially eliminated or otherwise negatively implicated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty, which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies. Decisions made by government policy makers could exacerbate any economic difficulties. Issuers might seek protection under the bankruptcy laws. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective.Borrowing; Use of Leverage. The Fund may leverage its investments with the Underlying Managers by “borrowing.” In addition, the strategies implemented by the Underlying Managers typically are leveraged. The use of leverage increases both risk and profit potential. The Investment Adviser may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) swap agreements, options or other derivative instruments, or (iii) a combination of these methods. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). These limits do not apply to the private Underlying Funds and, therefore, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain private Underlying Funds.

As a result of any such leverage, the Fund through its investment in the Underlying Funds may generate unrelated business taxable income. Accordingly, Shares may not be suitable for charitable remainder trusts and tax-exempt entities, including benefit plan investors.

Legal Tax And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. The financial services industry generally has been the subject of increasing legislative and regulatory scrutiny. Such scrutiny may increase the Fund’s compliance, administrative and other related burdens and costs as well as regulatory oversight or involvement in the Fund’s business. There can be no assurances that the Fund will not in the future be subject to regulatory review. The effects of any regulatory changes or developments on the Fund may affect the manner in which it is managed and may be substantial and adverse.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. To the extent the U.S. Congress or the current presidential administration implements changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, corporate taxes, healthcare, the U.S. regulatory environment, inflation and other areas. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows. Until the Fund knows what policy changes are made and how those changes impact the Fund’s business and the business of the Fund’s competitors over the long term, the Fund will not know if, overall, the Fund will benefit from them or be negatively affected by them.

Non Qualification As Regulated Investment Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Qualification As A RIC. If for any taxable year the Fund were to fail to qualify as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Code, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions. To qualify as a RIC, the Fund must meet three numerical requirements each year regarding (i) the diversification of the assets it holds, (ii) the income it earns, and (iii) the amount of taxable income that it distributes to Shareholders. These requirements and certain additional tax risks associated with investments in the Fund are discussed in “CERTAIN TAX CONSIDERATIONS” in this Memorandum.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and has elected to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from or about the Underlying Funds in which the Fund is invested. However, private Underlying Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Underlying Funds in which the Fund can invest. The Fund expects to receive information from each Underlying Fund regarding its investment performance on a regular basis.

Underlying Funds and other entities classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of such a private Underlying Fund’s income until such income has been earned by the private Underlying Funds or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in private Underlying Funds that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code, in which case the Fund would be subject to entity-level tax as a corporation. Such loss of RIC status could also affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Shares.

The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income and capital gain for such each calendar year, it will be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying private Underlying Funds. The Fund’s investment in private Underlying Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion, which may increase the likelihood that the Fund will be liable for the excise tax with respect to certain undistributed amounts.

In addition, the Fund invests in private Underlying Funds located outside the United States. Such private Underlying Funds may be subject to withholding tax on their investments in such jurisdictions. Any such withholding tax would reduce the return on the Fund’s investment in such Underlying Funds.

The Fund intends to distribute at least 90% of its investment income and net short-term capital gains to shareholders in accordance with RIC requirements each year. Investors will be required each year to pay applicable federal and state income taxes on their respective shares of the Fund’s taxable income. Shareholders who reinvest their distributions will nonetheless be obligated to pay these taxes from sources other than Fund distributions.

Limitations On Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Investment Opportunities. The business of identifying attractive investment opportunities and the right Underlying Managers is difficult and involves a high degree of judgment on the part of the Investment Adviser. Moreover, the historical performance of an Underlying Manager is not a guarantee or prediction of the future performance of an Underlying Fund managed by such Underlying Manager. The Fund will rely on the Underlying Manager to identify attractive investment opportunities for their respective Underlying Funds. The investment process of any Underlying Fund also involves a high degree of uncertainty. Even if an attractive investment opportunity is identified, there is no certainty that an Underlying Fund will be able to invest in such opportunity (or invest in such opportunity to the fullest extent desired). Accordingly, there can be no assurance that the Fund will be able, indirectly through the Underlying Funds, to identify and complete attractive investments in the future or that it will be able to fully invest its capital.

Substantial Repurchases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases. Substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. See “GENERAL RISKS — CLOSED-END FUND; LIQUIDITY LIMITED TO PERIODIC REPURCHASES OF SHARES.”

High Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Portfolio Turnover. The Fund’s activities involve investment in the Underlying Funds, which may invest on the basis of short-term market considerations. The turnover rate within the Underlying Funds may be significant, potentially involving negative tax implications and substantial brokerage commissions, and fees. The Fund will have no control over this turnover. It is anticipated that the Fund’s income and gains, if any, will be primarily derived from ordinary income. In addition, the withdrawal of the Fund from an Underlying Fund could involve expenses to the Fund under the terms of the Fund’s investment.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation Risk. Unlike publicly traded common stock, which trades on national exchanges, there is no central place or exchange for Shares or interests in some of the Fund’s investments, generally including private Underlying Funds, to trade. Similarly, investments held by an Underlying Fund may also not be traded on an exchange or central marketplace. Due to the lack of centralized information and trading, the valuation of such investments may carry more risk than that of common stock. Uncertainties in the conditions of the financial and other markets, incomplete or unreliable reference data, human error, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund or the Underlying Funds in which the Fund invests. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund or an Underlying Fund is less than the value of such instruments carried on such fund’s books.

The Fund may value its direct investments and Underlying Funds at fair value. In addition, the portfolio investments of the Underlying Funds in which the Fund invests may be valued at fair value in accordance with the valuation policies and procedures applicable to such Underlying Funds. In general, fair value represents a good faith approximation of the current value of an asset. Shareholders should recognize that fair value pricing involve various judgments and consideration of factors that may be subjective and inexact. As a result, there can be no assurance that fair value priced assets will not result in future adjustments to the prices of securities or other assets (including securities and assets held by the Underlying Funds), or that fair value pricing will reflect a price that the Fund or an Underlying Fund is able to obtain upon sale. It is also possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. For example, an Underlying Fund’s NAV could be adversely affected if the Underlying Fund’s determinations regarding the fair value of the Underlying Fund’s investments were materially higher than the values that the Underlying Fund ultimately realizes upon the disposal of such investments. In addition, valuation for illiquid assets may require more research than for more liquid investments and elements of judgment may play a greater role in valuation in such cases than for investments with a more active secondary market because there is less reliable objective data available.

There may not exist readily available market quotations for certain investments of the Fund and/or the Underlying Funds in which the Fund invests. The most relevant information may often be provided by the issuer of such investments, which information could be extremely limited and outdated, and it may be difficult or impossible to confirm or review the accuracy of such information. Further, the issuer of such investments may face a conflict of interest in providing information or valuations to the Fund or an Underlying Fund.

The Fund’s NAV is a critical component in several operational matters including computation of advisory and services fees and determination of the price at which the Shares will be offered and at which the Shares will be repurchased. Consequently, variance in the valuation of the Fund’s investments or in the valuation of the NAV of the Underlying Funds in which the Fund invests will impact, positively or negatively, the fees and expenses Shareholders will pay, the price a Shareholder will receive in connection with a tender offer and the number of Shares an investor will receive upon investing in the Fund. The Fund may need to liquidate certain investments, including illiquid investments, in order to repurchase Shares in connection with a tender offer. A subsequent decrease in the valuation of the Fund’s investments after a tender offer could potentially disadvantage remaining Shareholders to the benefit of Shareholders whose Shares were accepted for repurchase. Alternatively, a subsequent increase in the valuation of the Fund’s investments could potentially disadvantage Shareholders whose Shares were accepted for repurchase to the benefit of remaining Shareholders. Similarly, a subsequent decrease in the valuation of the Fund’s investments after a subscription could potentially disadvantage subscribing investors to the benefit of pre-existing Shareholders, and a subsequent increase in the valuation of the Fund’s investments after a subscription could potentially disadvantage pre- existing Shareholders to the benefit of subscribing investors. See “RISKS OF UNDERLYING FUNDS — LIQUIDITY CONSTRAINTS OF UNDERLYING FUNDS” and “Special Risks of Investing in Private Funds — ILLIQUID INVESTMENTS.”

Illiquid Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Underlying Funds. With respect to the Fund’s investments in Illiquid Underlying Funds (e.g., closed end private equity, growth capital, venture capital, real estate funds or co-Underlying Funds), the Fund generally will be unable to redeem or withdraw, as applicable, its investment in any such Illiquid Underlying Fund at its option, and there are significant restrictions associated with the ability to sell, transfer or otherwise dispose of the Fund’s investment in any such Illiquid Underlying Fund. Further, the lack of liquidity of any Illiquid Underlying Fund, and the possibility of limited information regarding the investments made by such Illiquid Underlying Fund, may make it difficult for an administrator or valuation agent to accurately value such Illiquid Underlying Fund, and may cause any resulting valuations to be inaccurate. In addition, the length of the Fund’s investment in any Illiquid Underlying Fund will depend on the term of such Illiquid Underlying Fund, which term could be extended from time to time in accordance with the governing documents of such Illiquid Underlying Fund. Accordingly, the duration of the Fund’s investment in any Illiquid Underlying Fund is expected to be a very extended period of time and could be made longer if such Illiquid Underlying Fund extends its term.

Multiple Levels Of Fees And Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. Most of the Underlying Funds may be subject to a performance-based fee or allocation, irrespective of the performance of other Investment Funds and the Fund generally. Accordingly, an Underlying Manager to an Underlying Fund with positive performance may receive performance-based compensation from the Underlying Fund, and thus indirectly from the Fund and its Shareholders, even if the Fund’s overall performance is negative. Generally, fees payable to Underlying Managers of the Underlying Funds will range from 0% to 2.85% (annualized) of the average NAV of the Fund’s investment. In addition, certain Underlying Managers charge an incentive allocation or fee generally ranging from 0% to 30% of an Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of the performance-based allocation. Such compensation may be based on calculations of realized and unrealized gains made by the Underlying Manager without independent oversight.

Investments In Non Voting Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Securities. In order to avoid becoming subject to certain Investment Company Act prohibitions with respect to affiliated transactions, the Fund intends to own less than 5% of the voting securities of each Underlying Fund. This limitation on owning voting securities is intended to ensure that an Underlying Fund is not deemed an “affiliated person” of the Fund for purposes of the Investment Company Act, which may, among other things, potentially impose limits on transactions with the Underlying Funds, both by the Fund and other clients of the Investment Adviser. To limit its voting interest in certain private Underlying Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a private Underlying Fund. Other accounts managed by the Investment Adviser may also waive their voting rights in a particular private Underlying Fund (for example, to facilitate investment in small Underlying Funds determined to be attractive by the Investment Adviser). Subject to the oversight of the Board, the Investment Adviser will decide whether to waive such voting rights and, in making these decisions, will consider the amounts (if any) invested by the Fund and its other clients in the particular private Underlying Fund. Rights may not be waived or contractually limited for a private Underlying Fund that does not provide an ongoing ability for follow-on investment, such as a private Underlying Fund having a single initial funding, closing or commitment, after which no new investment typically would occur. These voting waiver arrangements may increase the ability of the Fund and other clients of the Investment Adviser to invest in certain private Underlying Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a private Underlying Fund, the Fund will not be able to vote on matters that require the approval of the interest holders of the private Underlying Fund, including matters adverse to the Fund’s interests.

Although the Fund may hold non-voting interests, the Investment Company Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Underlying Fund in accordance with applicable regulatory requirements, as may be determined by the Fund in consultation with counsel. These restrictions could change from time to time as applicable rules or interpretations thereof are modified. There are also other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in some situations where the Fund owns less than 5% of the voting securities of an Underlying Fund. In these circumstances, transactions between the Fund and an Underlying Fund may, among other things, potentially be subject to the prohibitions relating to affiliates of Section 17 of the Investment Company Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, a guarantee fund to which clearing members contribute, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions, including, because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, where the contract has the potential for uncapped or big losses of the Underlying Fund due to its terms, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Private Offering Exemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Offering Exemption. This offering has not been registered under the 1933 Act, in reliance, in part, on the exemptive provisions of Section 4(a) (2) of the 1933 Act and Rule 506(c) of Regulation D promulgated thereunder. Pursuant to Rule 506(c) all investors in a Fund must be “accredited investors” as defined in Rule 501(a) of Regulation D, and the Fund must take reasonable steps to verify that each prospective investor or existing Shareholder, as applicable, qualifies as an accredited investor at the time Shares are purchased. The Fund may utilize both the “safe harbor” verification provisions of Rule 506(c) and/or the “principle based methods of verification” under Rule 506(c) that allow for verification on grounds that are reasonable in the context of the particular facts and circumstances of each purchaser and transaction (“Principle Based Verification”). Failure of the Fund to comply with Rule 506(c) or any other securities rules or regulations applicable to the offering of Shares could result in regulatory enforcement actions and/or monetary claims against the Fund that could affect the ability of the Fund to operate and cause losses to the Fund and its Shareholders.

Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Funds. Private Underlying Funds will not be registered as investment companies under the Investment Company Act and are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act (including SPVs and referred to in this section as “Private Funds”). Accordingly, the provisions of the Investment Company Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, are not applicable to an investment in Private Funds. In addition, Private Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Investment Adviser to monitor whether holdings of the Private Funds cause the Fund to be above specified levels of ownership in certain investment strategies. Although the Fund expects to receive information from each Underlying Manager regarding its investment performance on a regular basis, in most cases there is little or no means of independently verifying this information. An Underlying Manager may use proprietary investment strategies that are not fully disclosed to its investors and may involve risks under some market conditions that are not anticipated by the Fund. In addition, while many Underlying Managers will register with the SEC and state agencies as a result of developments in certain laws, rules and regulations, some Underlying Managers may still be exempt from registration. In such cases, these Underlying Managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers. Similarly, while many Underlying Managers will register as commodity pool operators under the Commodity Exchange Act, other Underlying Managers will be exempt from registration and will not be subject to various disclosure requirements and rules that would apply to registered commodity pool operators.

Valuation Of Private Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Funds. Although the Investment Adviser reviews the valuation procedures used by all Underlying Managers to private Underlying Funds, neither the Investment Adviser nor the Administrator can confirm or review the accuracy of valuations provided by private Underlying Funds or their administrators. An Underlying Manager may face a conflict of interest in valuing such securities since their values will affect the Underlying Manager’s compensation.

If an Underlying Manager’s valuations are consistently delayed or inaccurate, the Investment Adviser generally will consider whether the private Underlying Fund continues to be an appropriate investment for the Fund. The Fund may be unable to sell interests in such a private Underlying Fund quickly and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, such interests would continue to be valued without the benefit of the Underlying Manager’s valuations, and the Investment Adviser may determine to discount the value of the interests or value them at zero, if deemed to be the fair value of such holding. Revisions to the Fund’s gain and loss calculations will be an ongoing process, and no appreciation or depreciation figure can be considered final until the annual audits of private Underlying Funds are completed.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Investments. Since the Fund may make additional investments in or effect withdrawals from a Private Fund only at certain times pursuant to limitations set forth in the governing documents of the Private Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Private Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Private Fund promptly after it has made a decision to do so. Some Private Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. To the extent that a Private Fund permits voluntary withdrawals or redemptions, if the Fund requests a complete or partial withdrawal of its interest in such Private Fund, the Underlying Manager generally may, in its discretion or at the election of the Fund, (i) not satisfy the Fund’s withdrawal request with respect to the portion of such investment’s assets represented by illiquid investments until the disposition of those illiquid investments, (ii) satisfy the Fund’s withdrawal request with an in-kind distribution of illiquid investments (either directly or through an in-kind distribution of interests in a special purpose vehicle or other investment vehicle (collectively, “SPVs”) established to hold such illiquid investments), or (iii) in some cases, satisfy the withdrawal amount by valuing illiquid investments at the lower of cost or market or otherwise in the sole discretion of the applicable Underlying Manager. If the Fund receives distributions in-kind from an investment, the Fund may incur additional costs and risks to dispose of such assets. In addition, certain private Underlying Funds may require maintenance of investment minimums and/or have holding periods and/or other withdrawal provisions more restrictive than those of the Fund. These may include, but are not limited to, lock-ups, “side pockets,” withdrawal “gates” and fees, suspensions and delays of withdrawals and other similar limitations.

Termination Of Private Fund Interests Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of Private Fund Interests. Subject to the terms of its limited partnership agreement and related formation documents, a Private Fund could, among other things, terminate the Fund’s interest in that Private Fund if the Fund fails to timely satisfy any capital call by that Private Fund or if the continued participation of the Fund in the Private Fund would have a material adverse effect on the Private Fund or its assets.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage. Private Funds typically have the power to borrow funds and utilize leverage through various methods and may do so when deemed appropriate by the Underlying Manager, in order to make investments, to pay expenses and to satisfy withdrawals that would otherwise result in the premature liquidation of private equity investments. Such leverage may be substantial. Private Funds may borrow funds from brokers, banks and other lenders with no limit on the amount of leverage that may be utilized. The use of leverage can dramatically magnify both gains and losses, increasing the possibility of a total loss of investment. The level of interest rates generally, and the rates at which the Fund and Private Funds can borrow in particular, can affect the operating results of their portfolios. Any restriction on the availability of credit from lenders could adversely affect the Private Funds’, and thus the Fund’s, performance.

Reliance On Private Fund Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Private Fund Management. The Fund will not have any role in the day-to-day management of the Private Funds or the Underlying Managers. Moreover, the Fund will typically not have the opportunity to evaluate the specific investments made by any Private Fund even if the Fund is represented on the advisory committee or similar investor body of such fund. Accordingly, the returns of the Fund will primarily depend on the efforts and performance results obtained by the independent managers and other investment personnel of these Private Funds and could be substantially adversely affected by the unfavorable performance of, or an inability to retain, such independent managers. Moreover, the historical performance of the independent managers is not a guarantee or prediction of the future performance of a Private Fund investment.

The Fund ordinarily will not have custody or control over the assets it allocates to underlying Private Funds. As a result, it will be difficult, and likely impossible, for the Investment Adviser to protect the Fund from the risk of Underlying Manager fraud, misrepresentation or simple bad judgment in those circumstances. Among other things, an Underlying Manager could divert or abscond with the assets allocated to it, fail to follow its stated investment strategy and restrictions, issue false reports or engage in other misconduct. This could result in serious losses to the Fund. Moreover, the Underlying Managers of private Underlying Funds often have broad indemnification rights and limitations on liability. The Fund may also agree to indemnify certain of the private Underlying Funds and, subject to certain limitations imposed by the Investment Company Act and the Securities Act, their Underlying Managers from any liability, damage, cost, or expense arising out of, among other things, certain acts or omissions relating to the offer or sale of the shares of the private Underlying Funds.

An Underlying Manager could materially alter a Private Fund’s trading strategy from time to time without notice to the Fund. The Investment Adviser may not learn of significant structural events affecting an Underlying Manager, such as personnel changes, major asset withdrawals/redemptions or substantial capital growth, until after the fact.

The governing documents of the Private Funds in which the Fund invests typically will not impose significant restrictions on the manner in which the Underlying Manager of such Private Fund could invest and trade for such fund, and often will permit the Underlying Managers to invest and trade in a broad range of securities and other financial instruments. As a result, the Underlying Managers used by the Fund may from time to time modify their investment strategies in response to changing market conditions, in some cases without notice to the Fund. Any such modification could involve changes in the types of securities and other instruments an Underlying Manager uses to implement its strategy, as well as changes in the markets in which such securities and other instruments trade. There can be no assurance that any such modification would be successful or not result in losses to the Fund.

The Investment Adviser will conduct a level of due diligence that it believes is adequate to select the appropriate Private Funds. However, due diligence is not infallible and may not uncover problems associated with a particular Private Fund, Underlying Manager, or those who provide accounting, audit, brokerage, custody or other services to the Private Fund.

The Underlying Managers of the Private Funds in which the Fund invests have responsibility for investing the assets of such Private Funds. The Underlying Managers also manage other accounts (including other accounts in which the Underlying Managers may have an interest) and may have financial and other incentives to favor such accounts over the Private Fund (and thus, the Fund as an investor in the Private Fund. In investing on behalf of other clients, as well as the Fund, Underlying Managers must allocate their resources, as well as limited market opportunities. Doing so not only could increase the level of competition for the same trades that otherwise might be made for the Private Fund, including the priorities of order entry, but also could make it difficult or impossible to take or liquidate a particular position at a price indicated by a Private Fund’s strategy.

Secondary Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Investments. Where the Fund acquires a Private Fund interest as a Secondary Investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller of a Private Fund interest has received distributions from the Private Fund and, subsequently, the Private Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Private Fund, there can be no assurance that the Fund would prevail in any such claim. The costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be greater than those relating to primary investments.

Admission as a partner or member to a Private Fund typically requires the approval of such Private Fund’s general partner or managing member. There can be no assurances that admission would be granted in connection with a Secondary Investment. In such situation, the Fund would have (i) a non-voting economic interest in the Private Fund; (ii) limited, if any, access to Private Fund information; and (iii) limited, if any, ability to enforce the Fund’s rights as an investor.

The Fund could purchase certain Secondary Investments as a group and the Fund may not be able to carve out from such purchases those investments that the Advisor and Sub-Advisor considers (for commercial, tax, legal, or other reasons) less attractive. The Fund may acquire Secondary Investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk, (ii) reputation risk, (iii) breach of confidentiality by a syndicate member and (iv) execution risk. A purchasing syndicate is a group of investors who work together to buy Secondary Investments, sharing the costs and benefits. Overall performance of the Fund’s Secondary Investments will depend in large part on the acquisition price paid for such secondary investments, which may be negotiated based on incomplete or imperfect information.

Secondary investments may be acquired at a discount to an Underlying Fund’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its quarterly NAV, since any such discounted secondary investment will be marked to its NAV, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to Shareholders. Accordingly, the overall performance and NAV of the Fund may be significantly impacted by the acquisition price paid by the Fund for its secondary investments.

No Control Over Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Control Over Underlying Managers. The Fund will invest in Underlying Funds that it believes will generally, and in the aggregate, be managed in a manner consistent with the Fund’s investment objective and strategy. The Investment Adviser will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Underlying Funds in a manner consistent with the Fund’s investment objective.

Underlying Managers Invest Independently Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Managers Invest Independently. The Underlying Managers generally invest wholly independently of one another and may at times hold economically offsetting positions. To the extent that the Underlying Funds do, in fact, hold such positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. Furthermore, it is possible that from time to time, various Underlying Funds selected by the Investment Adviser may be competing with each other for the same positions in one or more markets. In any such situations, the Fund could indirectly incur certain transaction costs without accomplishing any net investment result.

Risks Of Securities Activities Of Underlying Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Securities Activities of the Underlying Managers. The Underlying Managers will invest and trade in a variety of different securities, and utilize a variety of investment instruments and techniques. Each security and each instrument and technique involves the risk of loss of capital. While the Investment Adviser will attempt to moderate these risks, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses.

Short Sales Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Trading On Exchanges In Multiple Jurisdictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities. The Underlying Funds will trade equity securities. Common stock and similar equity securities generally represent the most junior position in an issuer’s capital structure and, as such, generally entitle holders to an interest in the assets of the issuer, if any, remaining after all more senior claims to such assets have been satisfied. Holders of common stock generally are entitled to dividends only if and to the extent declared by the governing body of the issuer out of income or other assets available after making interest, dividend and any other required payments on more senior securities of the issuer. The value of equity securities may fluctuate in response to specific situations for each company, industry market conditions and general economic environments. The Underlying Funds may acquire long and short positions in listed and unlisted common equities, preferred equities and convertible securities of issuers domiciled in developed or in emerging countries. The Underlying Funds may invest in equity securities regardless of market capitalization, including micro- and small-cap companies. The securities of smaller companies may involve more risk and their prices may be subject to more volatility. The Underlying Funds may also invest in distressed equity securities, which are generally considered to be riskier, speculative and relatively illiquid.

Private Placements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Placements. Certain private investments in which the Underlying Funds may invest may offer the opportunity for significant gains, but also involve a high degree of risk, including the complete loss of capital. Among these risks are the general risks associated with investing in companies operating at a loss or with substantial variations in operating results from period to period and investing in companies with the need for substantial additional capital to support expansion or to achieve or maintain a competitive position. Such companies may face intense competition, including competition from companies with greater financial resources, more expansive development, manufacturing, marketing and service capabilities, and a greater number of qualified managerial and technical personnel. The Underlying Funds may invest in the form of equity or “equity linked” securities. As a result, the rights or claims of the Underlying Funds maybe subordinate to those of other parties, including debt or senior equity holders, in the event of the failure of any company in which the Underlying Funds invest. The companies in which the Underlying Funds invest may be thinly traded and undercapitalized and therefore may be more sensitive to adverse business or financial developments. In the event that a company in which the Underlying Funds invest is unable to generate sufficient cash flow or raise additional equity capital to meet its projected cash needs, the value of the Underlying Funds’ investment in such company could be significantly reduced or even lost entirely. Business risks may be more significant in smaller or development- stage companies in which the Underlying Funds invest, including intense competition, changing business and economic conditions or other developments that may adversely affect their performance. Profits of the Underlying Funds, if any, may be derived from a relatively small number of their investments in private placements. The goal of making investments in companies that will provide superior investment returns will be difficult to achieve. There is no guarantee that the Underlying Funds will be able to invest their capital on attractive terms or that returns on such investments will exceed returns on alternative investments available to prospective investors in the Fund. The ability of the Underlying Funds to liquidate their positions and generate profits from their investments in private placements may also be adversely affected by a failure of the companies in which they invest to comply with registration, conversion, exchange or other obligations under the agreements pursuant to which such securities have been sold to the Underlying Funds.

Small To Micro Cap Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small- to Micro-Cap Stocks. The Underlying Funds may invest in small- to micro-cap companies. While smaller companies generally have potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strength of larger corporations. In addition, the Underlying Funds may be unable to sell certain small- or micro-cap stocks at an advantageous time or price. In many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. As a result, the securities of smaller companies may be subject to wider price fluctuations. Also, due to thin trading in some of these stocks, an investment in these stocks may be considered less liquid than an investment in many larger-capitalization stocks, making purchases or sales at desired prices or in desired quantities more difficult. When making large sales, the Underlying Funds may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of the securities of smaller companies. Accordingly, such stocks may be required to be held for a lengthy period of time and often require more time to sell and result in higher selling expenses than does the sale of securities for which there is an active market.

Liquidity Constraints of Underlying Funds. Certain Underlying Funds may be permitted to redeem their shares in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Underlying Fund, it may receive securities that are illiquid or difficult to value. See “CALCULATION OF NET ASSET VALUE.” In these circumstances, the Investment Adviser does not intend to distribute securities to Shareholders and, therefore, would seek to dispose of these securities in a manner that is in the best interests of the Fund.

There may also be constraints on the Fund’s ability to withdraw from its investments in private Underlying Funds. See “Special Risks of Investing in Private Funds — ILLIQUID INVESTMENTS.”

Limitations on the Fund’s ability to withdraw its assets from Underlying Funds may limit the Fund’s ability to repurchase Shares.

Other Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objectives and permissible under the Investment Company Act. Under one provision of the Investment Company Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as closed-end funds and ETFs, in excess of the statutory limits imposed by the Investment Company Act in reliance on Rule 12d1-4 under the Investment Company Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC.

Closed End Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Funds. The Fund may invest in Underlying Funds that are closed-end investment companies registered under the Investment Company Act. The shares of many closed-end funds, after their initial public offering, frequently trade at a price-per-share that is less than the NAV per share, the difference representing the “market discount” of such shares. A relative lack of secondary market purchasers for closed-end fund shares also may contribute to such shares trading at a discount to their NAV.

Short Sales [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Short Sales. A short sale involves the sale of a Financial Instrument that an Underlying Fund does not own in expectation of purchasing the same Financial Instrument (or a Financial Instrument exchangeable therefor) at a later date at a lower price. To make delivery to the buyer, the Underlying Fund often must borrow the Financial Instrument, and the Underlying Fund is obligated to return the Financial Instrument to the lender, which is accomplished by a later purchase of the Financial Instrument by such Underlying Fund. When an Underlying Fund makes a short sale of a Financial Instrument on a U.S. exchange, it must leave the proceeds thereof with a Broker and it must also deposit with a Broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. If short sales are effected on a foreign exchange, such transactions will be governed by local law of the jurisdiction in which such exchange is located. A short sale involves the risk of a theoretically unlimited increase in the market price of the Financial Instrument. The extent to which an Underlying Manager may engage in short sales depends upon its investment strategy and perception of market direction.

Trading On Exchanges In Multiple Jurisdictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading on Exchanges in Multiple Jurisdictions. The Underlying Funds may engage in trading on exchanges in various jurisdictions. Trading on exchanges in certain jurisdictions may involve certain risks not applicable to trading on exchanges in other jurisdictions. For example, some exchanges are “principals markets” in which performance is the responsibility only of the individual member with whom the trader has entered into a trade and not of an exchange or clearing organization. Trading on certain exchanges may involve the additional risks of expropriation, burdensome or confiscatory taxation, moratoriums and investment controls, or political or diplomatic events that might adversely affect an Underlying Fund’s trading activities. Trading in various countries is also subject to the risk of changes in the exchange rate between the base currency of a particular Underlying Fund and the currencies in which Financial Instruments traded on such exchanges are settled. Some futures exchanges require margin for open positions to be converted to the “home currency” of the contract. Additionally, some brokerage firms have imposed this requirement for all futures markets traded, whether or not it is required by a particular exchange. Whenever margin is held in a currency other than its base currency, the applicable Underlying Fund is exposed to potential gains or losses if exchange rates fluctuate.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk. Many of the markets in which the Underlying Funds effect their transactions are “over the counter” or “inter-dealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. To the extent an Underlying Fund invests in swaps, derivative or synthetic instruments, or other over the counter transactions, on these markets, the Underlying Fund (and therefore the Fund) is assuming a credit risk with regard to parties with whom it trades and may also bear the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking to market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes an Underlying Fund (and therefore the Fund) to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Underlying Fund (and therefore the Fund) to suffer a loss. Such counterparty risk is accentuated in the case of contracts with longer maturities where events may intervene to prevent settlement, or where an Underlying Fund has concentrated its transactions with a single or small group of counterparties. Underlying Funds are not restricted from dealing with any particular counterparty or from concentrating any or all of their transactions with one counterparty. However, the Investment Adviser, with the intent to diversify, intend to attempt to monitor counterparty credit exposure of Underlying Funds. The ability of Underlying Funds to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Foreign Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investing Risk

Foreign investments by the Fund and the Underlying Funds may be subject to economic, political, regulatory and social risks, which may affect the liquidity of such investments. Foreign ownership of certain investments may be restricted, requiring the Underlying Funds to share the applicable investment with local third party shareholders or investors, and there may be significant local land use and permit restrictions, local taxes and other transaction costs which adversely affect the returns sought by the Fund. These investments may be subject to additional risks relating to adverse political developments (including nationalization, confiscation without fair compensation, civil disturbances, unrest or war) and regulatory risks, which may affect the liquidity of such investments. Further, foreign governments may impose restrictions to prevent capital flight which may, for example, involve punitive taxation (including high withholding taxes) on certain securities, transfers or asset sales or the imposition of exchange controls, making it difficult or impossible to exchange or repatriate the applicable currencies. Foreign investments also are subject to additional risks such as:

●	unfavorable changes in currency rates and exchange control regulations;

●	reduced availability of information regarding foreign companies;

●	different accounting, auditing and financial standards and possibly less stringent reporting standards and requirements;

●	reduced liquidity and greater volatility;

●	difficulty in obtaining or enforcing a judgment;

●	increased brokerage commissions and custody fees; and

●	increased potential for corrupt business practices in certain foreign countries.

In addition to the risks associated with foreign investments generally, such investments in particular regions or countries with emerging markets may face those risks to a greater degree and may face additional risks. See “EMERGING MARKETS RISK.”

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk.

Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. Some of these countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations, and the Fund may be required to establish special custodial or other arrangements before transacting in securities traded in emerging markets. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

Currency And Exchange Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency and Exchange Rate Risks. The Underlying Funds may invest in Financial Instruments denominated in currencies other than the U.S. Dollar or in Financial Instruments which are determined with references to currencies other than the U.S. Dollar. The Underlying Funds, however, will generally value their assets in U.S. Dollars. To the extent unhedged, the value of the Underlying Funds’ assets will fluctuate with U.S. Dollar exchange rates as well as with price changes of their investments in the various local markets and currencies. Thus, an increase in the value of the U.S. Dollar compared to the other currencies in which the Underlying Funds may make investments will reduce the effect of increases and magnify the U.S. Dollar-equivalent of the effect of decreases in the prices of the Underlying Funds’ Financial Instruments in their local markets. Conversely, a decrease in the value of the U.S. Dollar will have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Underlying Funds’ non-U.S. Dollar Financial Instruments. The Underlying Funds may or may not attempt to hedge against currency fluctuations in their sole discretion, but even if the Underlying Funds do attempt to hedge against such fluctuations, there can be no assurance that such hedging transactions will be effective.

Non Reporting Stocks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Reporting Stocks. The Underlying Funds may make investments in public companies whose shares are quoted on the “pink sheets.” Pink sheet stocks are over-the-counter securities that do not meet the listing standards required to trade on Nasdaq, the American Stock Exchange or other major stock exchanges due to their limited capitalization, the limited number of shares outstanding and/or its non- reporting status. Pink sheet stocks are small, thinly-traded issues that often carry a great deal of risk. For instance, pink sheet stocks are not very liquid, and as such, bid/ask spreads are wide. In addition. online quotes for these securities are not firm, but rather merely provide indications of price. Accurate information about pink sheet stocks is often difficult to obtain because many companies whose shares are traded on the pink sheets are not required to file their financial reports with the SEC. Pink sheet stocks are also speculative in nature because many of these firms are still in the early development stages and have no proven track record. While many are legitimate businesses, the lack of reliable data and readily available public information makes them susceptible to fraud and manipulation.

New Issues Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“New Issues.” The Underlying Funds may invest in “new issues” (defined as any initial public offering of an equity security). The purchase of “new issues” involves greater risk than securities trading in general. The prices of new issues may not increase as expected and, in fact, may decline more rapidly. While most people assume that new issues will trade at a premium to their issue price until they are liquidated, there is no guarantee that this will occur. In order for the Fund to invest in Underlying Funds that trade “new issues,” each investor in the Fund must represent and warrant in the Subscription Documents that it either is or is not restricted from participating in such new issues pursuant to Financial Industry Regulatory Authority (“FINRA”) Rules 5130 and 5131, and the Fund will be relying on such representations and warranties in engaging in its business activities.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Trading In Options Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in Options. Among the Financial Instruments that the Underlying Funds may trade are options. An option is a right, purchased for a certain price, to either buy or sell the underlying instrument or product during or at the end of a certain period of time for a fixed price. The risks in trading options are different from the risks in trading the underlying instruments or products, and trading in options can provide a greater potential for profit or loss than an equivalent investment in the underlying asset. For example, if an Underlying Fund buys an option (either to sell or buy an underlying instrument or product), it will be required to pay a “premium” representing the market value of the option. The value of an option may decline because of a decline in the value of the underlying asset relative to the strike price, the passage of time, changes in the market’s perception as to the future price behavior of the underlying asset or any combination thereof. Unless the price of the underlying instrument or product changes and it becomes profitable to exercise or offset the option before it expires, the Underlying Fund may lose the entire amount of the premium. Conversely, if an Underlying Fund sells an option (either to sell or buy an underlying instrument or product), it will be credited with the premium but will have to deposit margin with such Underlying Fund’s Broker due to its contingent liability to deliver or accept the underlying instrument or product in the event the option is exercised. Sellers of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of an asset at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value. The ability to trade in or exercise options may be restricted in the event that trading in the underlying instrument or product becomes restricted.

Trading In Exchange Traded Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trading in ETFs. The Fund and Underlying Funds may invest in exchange-traded funds (“ETFs”). ETFs are traded like stocks on stock exchanges such as the American Stock Exchange. Accordingly, although investments in mutual funds and ETFs are subject to similar risks, ETFs have certain unique risks not shared by mutual funds. Some of the risks of investments in ETFs include the following:

(i)	General Risks — An investment in ETFs comprised of publicly traded stocks are subject to the risks that impact the portfolio of underlying stock,

(ii)	including market risks resulting from such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. In addition, investment techniques such as short selling and margin debt may be used with ETFs which would expose the Underlying Funds to the risks associated with those investment techniques.

(iii)	ETF Trading — It is possible for the value of ETFs to fall or to rise more slowly than the stock market as a whole. Risk is also involved in ETF selection. Unlike open-ended mutual funds, ETFs may potentially trade above or below the value of their underlying portfolios. While most ordinary mutual funds can only be bought or sold at the end of the day at the calculated NAV of the fund, ETFs may be purchased or sold throughout the day at prices that are not guaranteed to match the underlying value of the stocks in the portfolio. Accordingly, the Underlying Funds could be exposed to corrective forces if they inadvertently purchase an ETF at a premium to the underlying value of the stocks in the ETF.

(iv)	Layering of Fees — With respect to the Underlying Funds’ investments in ETFs, the Fund’s direct fees and expenses, coupled with its indirect fees and expenses at both the Underlying Fund and ETF levels, results in multiple levels of fees and greater expense than would be associated with direct investment.

(v)	International ETFs — ETFs comprised of foreign securities may be highly volatile in nature. In general, foreign markets are not as liquid and do not have pertinent information disseminated as efficiently as United States markets. International investments may also involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic or political instability in other nations.

(vi)	Trading in Specialty or Sector ETFs — The Underlying Funds may invest a portion of their assets in ETFs that are industry, sector or capitalization specific, and thereby may be subject to the volatility attendant with such a specialized focus.

(vii)	Distributions from ETFs — The tax regulations pertaining to ETFs generally cause them to distribute their taxable gains in the form of a dividend near year-end. The share price of the ETF would generally drop by a corresponding amount on the ex-dividend date of the distribution. Such distributions are made on a pro rata basis without regard to the actual gains or losses an individual ETF shareholder may have sustained. Accordingly, investors who have real economic gain less than the amount of the dividend may then have a motivation to sell those ETF shares to claim the drop in share price as a capital loss and thereby offset the income distribution. However, wash sale rules require that the investor not reinvest for 31 days in order to claim the capital loss deduction. Accordingly, tax strategies employed by other investors may increase the price volatility of ETF shares and of securities owned by such ETFs at times near to the distribution of such a dividend. Similarly, the Underlying Funds may elect to manage their taxable income by avoiding certain ETFs during their income distributions, thereby introducing an additional element of risk into their timing models.

Warrants And Rights Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Warrants and Rights. The Underlying Funds may invest in warrants and rights. Warrants are derivative instruments that permit, but do not obligate, the holder to subscribe for other securities or commodities. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities or commodities and these instruments cease to have value if they are not exercised prior to their expiration dates. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities.

Bonds And Other Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Bonds and Other Fixed Income Securities. The Underlying Funds may invest in bonds and other fixed income securities, both U.S. and non-U.S., and may take short positions in these securities. The Underlying Funds may invest in these securities when they offer opportunities for capital appreciation (or capital depreciation in the case of short positions) and may also invest in these securities for temporary defensive purposes and to maintain liquidity. Fixed income securities include, among other securities: bonds, notes and debentures issued by U.S. and non-U.S. corporations; U.S. Government securities or debt securities issued or guaranteed by a non-U.S. Government; municipal securities; and mortgage-backed and asset backed securities. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk).

The value of fixed-income Financial Instruments will change as the general levels of volatility and interest rates fluctuate. When interest rates decline, the value of fixed-income Financial Instruments can be expected to rise. Conversely, when interest rates rise, the value of such Financial Instruments can be expected to decline. Investments in lower rated or unrated fixed-income Financial Instruments, while generally providing greater opportunity for gain and income than investments in higher rated Financial Instruments, usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such Financial Instruments).

Over Counter And Other Derivative Instruments In General Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Over-the-Counter and Other Derivative Instruments in General. The Underlying Funds may use various derivative instruments, including futures, options, forward contracts, swaps and other derivatives which may be volatile and speculative. Certain positions may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses. Use of derivative instruments presents various risks, including the following:

(i)	Tracking: When used for hedging purposes, an imperfect or variable degree of correlation between price movements of the derivative instrument

(ii)	and the underlying investment sought to be hedged may prevent an Underlying Manager from achieving the intended hedging effect or expose the Underlying Fund to the risk of loss.

(iii)	Liquidity: Derivative instruments, especially when traded in large amounts, may not be liquid in all circumstances, so that in volatile markets an Underlying Manager may not be able to close out a position without incurring a loss for the Underlying Fund.

(iv)	Leverage: Trading in derivative instruments can result in large amounts of leverage. Thus, the leverage offered by trading in derivative instruments may magnify the gains and losses experienced by an Underlying Fund and could cause its assets to be subject to wider fluctuations than would be the case if the Underlying Fund did not use the leverage feature in derivative instruments. See “— LEVERAGE” above.

(v)	Over-the-Counter Trading: Certain derivative instruments may not be traded on an exchange. Over-the-counter Financial Instruments that may be purchased or sold by the Underlying Funds may include swap transactions, forward foreign currency transactions and bonds and other fixed income securities. Over-the-counter Financial Instruments, unlike exchange traded Financial Instruments, are two-party contracts with price and other terms negotiated by the buyer and the seller. The risk of nonperformance by the obligor on such an instrument may be greater and the ease with which the Underlying Fund can dispose of or enter into closing transactions with respect to such an instrument may be less than in the case of an exchange traded instrument. Because performance of over-the-counter Financial Instruments is not guaranteed by any exchange or clearinghouse, the Underlying Funds will be subject to the risk of the inability or refusal to perform with respect to such Financial Instruments on the part of the counterparties with which they trade. Any such failure or refusal, whether due to insolvency, bankruptcy or other causes, could subject the Underlying Funds to substantial losses.

(v)	Lack of Regulation: Financial Instruments not traded on exchanges are also not subject to the same type of government regulation as exchange

(vi)	traded Financial Instruments and many of the protections afforded to participants in a regulated environment may not be available in connection with such transactions. The counterparty to an over-the-counter Financial Instrument entered into by an Underlying Fund may not be subject to the same credit evaluation and regulatory oversight as are members of exchange based markets. The same may be true with respect to Financial Instruments traded on certain types of alternative exchanges (e.g., exempt commercial markets) that are less regulated than traditional securities, commodities and futures exchanges.

(vii)	Market Conditions: Recent events in the financial markets resulting in the failure of large institutions that serve as counterparties to many over-the-counter Financial Instruments have resulted in greater illiquidity of such instruments and heightened concern for counterparty risk.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Default Swaps. The Underlying Funds may enter into credit default swaps. In general, a credit default swap is a type of over-the-counter credit derivative between two counterparties whereby one counterparty (the “purchaser”) is obligated to pay the other counterparty (the “seller”) a periodic stream of payments (“premiums”) over the term of the contract, in return for the seller’s obligation to pay the purchaser upon the occurrence of a credit event (e.g., bankruptcy, failure to pay, obligation acceleration or restructuring) with respect to an underlying reference obligation or reference obligor. The Underlying Funds may stand on either side of a credit default swap (i.e., either as the purchaser or the seller). Credit default swaps are non-standardized, privately negotiated transactions and the payment by the seller to the purchaser is contingent upon the occurrence of a credit event as defined in the swap transaction documents, which definition may be more expansive or narrow than what would normally be viewed as a default by the reference obligor, whether under the reference obligation or otherwise. In addition to the risk of non-performance of the counterparty, there is an inherent risk in being able to predict the likelihood of a credit event under a credit default swap. Also, credit default swaps generally are traded over-the-counter and not on an organized market, which may make them illiquid and difficult to value. If an Underlying Fund is the purchaser under the swap agreement and no credit event occurs, the Underlying Fund will not recoup the premiums it paid to the seller. Likewise, if the Underlying Fund is the seller under the swap agreement, it may be required to pay an amount upon the occurrence of a credit event that far exceeds the periodic premium payments received by the Underlying Fund under the swap agreement. Certain Underlying Funds may rely on the use of credit default swap transactions to hedge their exposure to the debt of underlying issuers. Any significant dislocation in the financial markets may make it more difficult for Underlying Funds to enter these transactions and, therefore, may increase the costs to the Underlying Funds of hedging such exposures (or prevent them from doing so entirely), potentially resulting in lower returns and/or greater risk to investors.

Commodities And Futures Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodities and Futures Trading. The Underlying Funds may invest in commodities and futures contracts. Substantially all trading in commodities and futures has as its basis a contract to purchase or sell a specified quantity of a particular asset for delivery at a specified time, although certain Financial Instruments, such as market index futures contracts, may be settled only in cash based on the value of the underlying composite index. Futures trading involves trading in contracts for future delivery of standardized, rather than specific, lots of particular assets.

Security Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Security Futures Contracts. The Underlying Funds may trade security futures contracts. Security futures contracts include both futures contracts on single stocks and futures contracts on narrow-based securities indices. They are treated as both futures and securities and, therefore, are subject to the joint jurisdiction of the SEC and the CFTC. Security futures contracts are subject to the same risks as other securities, as well as to the greater volatility and risks of futures trading. Since they are relatively new products, security futures contracts have relatively low liquidity and limited trading history.

Exchanges For Related Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Exchanges for Related Products. The Underlying Funds may engage in exchange for related products (“EFRPs”) transactions, including in exchanges of futures for physicals (“EFPs”). An EFRP is a transaction permitted under the rules of many futures exchanges in which two parties may exchange futures positions without making an open, competitive trade on the exchange. In general, the buyer of the physical commodity buys the corresponding futures contract, while the seller of the physical commodity sells that futures contract. The prices at which such transactions are executed are negotiated between the parties. If an Underlying Fund were prevented from such trading as a result of regulatory changes, the Underlying Fund’s performance could be adversely affected.

Forward Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Trading. The Underlying Funds may enter into forward contracts in the over-the-counter markets. Forward contracts and options thereon, unlike exchange traded futures contracts and options on futures contracts), are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals that deal in the forward markets are not required to continue to make markets in the commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain commodities or have quoted prices with an unusually widespread between the price at which they were prepared to buy and that at which they were prepared to sell. Trading in Currencies. The Underlying Funds may trade currencies and related Financial Instruments in interbank and forward contract markets. An Underlying Fund may be exposed in the interbank market to risks associated with any government or market action that might suspend or restrict trading or otherwise render illiquid, in whole or in part, the Underlying Fund’s position. An Underlying Manager may trade currencies and financial instruments in interbank and forward contract markets which the Underlying Manager believes to be well-established and of recognized standing. The Underlying Manager may effect such trades with Brokers and other market participants which it believes to be creditworthy.

Repurchase Agreements And Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Agreements and Reverse Repurchase Agreements. The Underlying Funds may enter into repurchase and reverse repurchase agreements. Repurchase agreements involve the sale of a Financial Instrument by an Underlying Fund and its agreement to repurchase the Financial Instrument at a specified time and price (thereby financing the Underlying Fund’s acquisition of such Financial Instrument). If the party to whom such Financial Instrument is sold should default, as a result of bankruptcy or otherwise, an Underlying Fund may not be able to recover the Financial Instruments sold, which could result in a loss to the Underlying Fund if the value of such Financial Instruments has increased over their repurchase price. Similarly, entering into reverse repurchase agreements involves certain risks. A reverse repurchase agreement involves the purchase of a Financial Instrument by an Underlying Fund from a Broker that agrees to repurchase the Financial Instrument at the Underlying Fund’s cost plus interest within a specified time. Under a reverse repurchase agreement, an Underlying Fund continues to receive any principal and interest payments on the underlying Financial Instrument during the term of the agreement. If the party agreeing to repurchase should default, as a result of bankruptcy or otherwise, an Underlying Fund may seek to sell the securities which it holds, which action could involve procedural costs or delays in addition to a loss on the Financial Instruments if their value should fall below their repurchase price. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, an Underlying Fund’s ability to dispose of the underlying Financial Instruments may be severely restricted.

Secured Overnight Financial Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk. The Secured Overnight Financial Rate (“SOFR”) is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). LIBOR was intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities. The Underlying Funds may invest in “high yield” bonds and preferred securities which are rated in the lower rating categories by the various credit rating agencies (or in comparable non-rated securities). Financial Instruments in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated Financial Instruments and are generally considered to be predominately speculative with respect to the issuer’s capacity to pay interest and repay principal. They also are generally considered to be subject to greater risk than Financial Instruments with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower- rated Financial Instruments, the yields and prices of such Financial Instruments may tend to fluctuate more than those of higher-rated Financial Instruments. The market for lower-rated Financial Instruments is thinner and less active than that for higher-rated Financial Instruments, which can adversely affect the prices at which these Financial Instruments can be sold. In addition, adverse publicity and investor perceptions about lower rated Financial Instruments, whether or not based on fundamental analysis, may be a contributing factor in a decrease in the value and liquidity of such lower- rated Financial Instruments. Investments in sovereign debt involve special risks in that in the event of default, an Underlying Fund’s recourse against the issuer may be limited.

Asset Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities. The Underlying Funds may invest in asset-backed securities (“ABS”). ABS are debt obligations or debt securities that entitle the holders thereof to receive payments that depend primarily on the cash flow from underlying financial assets, together with rights or other assets designed to assure the servicing or timely distribution of proceeds to holders of such securities. Issuers of ABS are primarily banks and finance companies, captive finance subsidiaries of non-financial corporations or specialized originators such as credit card lenders. Although the basic elements of all ABS are similar, individual transactions can differ markedly in both structure and execution. Holders of ABS bear various risks, including credit risks, liquidity risks, interest rate risks, market risks, operations risks, structural risks and legal risks. In addition, concentrations of ABS of a particular type, as well as concentrations of ABS issued or guaranteed by affiliated obligors, serviced by the same servicer or backed by underlying collateral located in a specific geographic region, may subject an Underlying Fund to additional risk.

Mortgage Related Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mortgage-Related Securities. The Underlying Funds may invest in mortgage-related securities. Generally, mortgage-related securities tend to be sensitive to changes in interest rates. Therefore, during a period of rising interest rates, such mortgage-related securities may exhibit additional volatility. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgage sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund may have to reinvest that money in lower prevailing interest rates. Special risks may also be associated with investments in fixed or adjustable rate mortgage pass-through securities, fixed or adjustable rate collateralized mortgage obligations, real estate mortgage investment conduits and stripped mortgage-backed securities (“SMBSs”) and the sub-prime mortgage market.

Subordinated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Subordinated Securities. The Underlying Funds may invest in mortgage-backed securities and other securities that are subordinate to one or more senior classes. Generally, such subordinated securities bear the first risk of loss on the mortgages or other collateral underlying such securities. As a result, changes in the value of the performance of subordinated securities are expected to be greater than the change in the value or payment performance of the underlying mortgages or other collateral. In the event of a default, proceeds from any realization on the underlying mortgages or other collateral will first be allocated to the senior classes of securities in accordance with the priority of payments prior to any allocation to the subordinated securities held by the Underlying Funds.

Investment Risks Of Bank Debt Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment Risks of Bank Debt. The Underlying Funds may invest in bank debt. Bank debts are not traded on regulated exchanges, are not registered with U.S. or other governmental authorities and are not subject to the rules of any self-regulatory organization. Should increases in default rates occur with respect to the type of collateral securing the bank loans in which an Underlying Fund invests, the actual default rates of the bank loans held by the relevant Underlying Fund may exceed the hypothetical default rates used by the Underlying Manager in determining to purchase such bank debt. An Underlying Fund may invest in bank debt participations, which involve certain risks in addition to those associated with direct loans. A bank debt participant has no contractual relationship with the borrower of the underlying bank debt. As a result, the participant is generally dependent upon the lender to enforce its rights and obligations under the bank debt agreement in the event of a default and may not have the right to object to amendments or modifications of the terms of such bank debt agreement. The value of securities in which an Underlying Fund invests generally will have an inverse relationship with interest rates. Accordingly, if interest rates rise, the value of such securities will decline. In addition, to the extent that the receivables or bank debt underlying specific securities are pre-payable, the value of such securities may be negatively affected by increasing prepayments, which generally occur when interest rates decline.

Credit Risk Of Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk of Issuer. The risks associated with certain Financial Instruments traded by an Underlying Fund may include credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a Financial Instrument’s credit rating may affect a Financial Instrument’s value. Financial Instruments rated below investment grade, sometimes called “junk bonds,” generally have more credit risk than higher rated Financial Instruments.

Credit Ratings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Ratings. Credit ratings of debt securities are not a guarantee of quality. A credit rating represents only the applicable rating agency’s opinion regarding credit quality based on the rating agency’s evaluation of the safety of the principal and interest payments. In determining a credit rating, rating agencies do not evaluate the risks of fluctuations in market value. As a result, a credit rating may not fully reflect the risks inherent in the relevant security. Rating agencies may fail to make timely changes to credit ratings in response to subsequent events. In addition, to the extent that a rating agency rates a security at the request of an issuer, the rating agency has a conflict of interest in providing such rating.

Leveraged Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraged Investments. An Underlying Fund may make use of leverage by having a portfolio company incur debt to finance a portion of its investment in such company. Leverage generally magnifies both the opportunities for gain and the risk of loss from a particular investment. The cost and availability of leverage is highly dependent on the state of the broader credit markets, which is difficult to separately forecast, and at times it may be difficult to obtain or maintain the desired degree of leverage. The use of leverage also imposes restrictive financial and operating covenants on a company, in addition to the burden of debt service, and may impair its ability to finance future operations and capital needs. The leveraged capital structure of companies will increase the exposure of an Underlying Fund’s investments to a deterioration in the company’s condition or industry, competitive pressures, an adverse economic environment or rising interest rates and could accelerate and magnify declines in the value of such Underlying Fund’s investments in the leveraged portfolio companies in a down market. In the event any portfolio company cannot generate adequate cash flow to meet debt service, an Underlying Fund may suffer a partial or total loss of capital invested in the portfolio company, which would adversely affect the returns of such Underlying Fund. Furthermore, should the credit markets be tight at the time an Underlying Fund determines that it is desirable to sell all or a part of the portfolio company, such Underlying Fund may not achieve an exit multiple or enterprise valuation consistent with forecasts. Moreover, the companies in which the Underlying Funds invest generally will not be rated by a credit rating agency.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Investment Risks. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of real estate investments made by an Underlying Fund. The performance and value of real estate investments once acquired depends upon many factors beyond an Underlying Manager’s control and the control of the property owners. Revenues and cash flows from real estate investments may be adversely affected by a wide variety of factors including changes in national or local economic conditions, including unemployment rates and consumer spending/confidence; changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics; and the supply of available properties to acquire at attractive pricing in a particular market. Investments in real estate are also subject to the risks associated with real property ownership, including litigation risk, requisite compliance with the regulations of national and/or local governmental and regulatory authorities, and potential environmental and other liabilities.

Co Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Co-Investment Risk. Co-investments involve risks not present in investments where third-party co-investors are not involved, including the possibility that a third-party co-investor may at any time have financial difficulties resulting in a negative impact on such investment, may have economic or business interests or goals that are inconsistent with those of the Fund, or may be in a position to take (or block) action in a manner contrary to the Fund’s investment objectives. In addition, the Fund may in certain circumstances be liable for actions of the third-party co-investors. Furthermore, if a co-investor defaults on its funding obligations, the Fund may be required to make up the shortfall and/or be subject to other penalties under the terms of the applicable co-investment.

It may also be difficult for the Fund to sell or otherwise dispose its interests in a co-investment. If control over a co-investment is shared with another person, deadlocks could result which could delay the execution of the business plan for such investment, require the Fund to engage in a buy-sell of the venture with the co-investor or conduct the forced sale of such investment or otherwise adversely affect such investment’s returns or value. As a result, the Fund may be unable to fully realize its expected return on any such co-investment.

Although the Investment Adviser will monitor the performance of each co-investment made by the Fund, there can be no assurance that any Investment Adviser will be able to manage a co-investment successfully.

The Investment Company Act imposes significant limits on co-investments with affiliates of the Fund. The Investment Adviser and the Fund have obtained an exemptive order from the SEC that permits the Fund, including any Subsidiary, to participate in certain negotiated investments alongside affiliates of the Investment Adviser (the “Order”). The Order is subject to certain terms and conditions, including (i) opportunities are allocated fairly and equitably among the Funds and other affiliated funds; (ii) the terms of the proposed transaction are reasonable and fair to the Fund and its shareholders and do not involve overreaching of the Fund or its shareholders on the part of any person concerned; and (iii) the transaction is in the best interests of the Fund. The Order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Fund’s affiliates other than in the circumstances currently permitted by regulatory guidance and the Order. The Investment Adviser’s co-investment policy can be revised at any time without notice to, or consent from, the shareholders.

Reliance On Co Investment Order Risk. [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Co-Investment Order Risk. The Fund is subject to certain limitations relating to co-investments and joint transactions with affiliates, which, in certain circumstances, may limit the Fund’s ability to make investments or enter into other transactions alongside the Investment Adviser’s other clients. The Fund and Investment Adviser have been granted an Order from the SEC that permits the Fund to participate in certain negotiated investments alongside other funds managed by the Investment Adviser or certain of its affiliates outside the parameters of Section 17 of the Investment Company Act, subject to certain conditions. Although the Fund and Investment Adviser have obtained the Order, the Fund could be limited in its ability to invest in certain investments in which the Investment Adviser or any of its affiliates are investing or are invested. Ultimately, an inability to receive the desired allocation to certain investments could represent a risk to the Fund’s ability to achieve the desired investment returns.

Relative Value Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Relative Value Strategy. The Underlying Funds may invest in undervalued equity and equity-related securities. The identification of investment opportunities in undervalued securities is a difficult task. While investments in undervalued securities offer the opportunities for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial losses. Returns generated from such investments may not adequately compensate the Underlying Funds for the business and financial risks assumed. An Underlying Fund may take certain speculative investments in securities which its Underlying Manager believes to be undervalued; however, there are no assurances that the securities purchased will in fact be undervalued. In addition, an Underlying Fund may be required to hold such securities for a substantial period of time before realizing their anticipated value. During this period, a portion of an Underlying Fund’s assets may be committed to the securities purchased, thus possibly preventing an Underlying Fund from investing in other opportunities. In addition, an Underlying Fund may finance such purchases with borrowed funds and thus will have to pay interest on such funds during such waiting period. If an Underlying Fund takes long positions in stocks that decline and short positions in stocks that increase in value, then the losses of an Underlying Fund may exceed those of other portfolios that hold long positions only.

Long Short Equity Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Long/Short Equity Strategy. An Underlying Fund buys undervalued securities which are expected to outperform, and short sells overvalued securities which are expected to underperform. Investing in long/short equity strategies presents the opportunity for significant losses including in some cases, losses which exceed the principal amount invested. There is also the possibility that long and short strategies could both fail, thereby increasing volatility and potential losses.

Event Driven Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Event Driven Strategy. Event driven strategies focus on companies that are facing some type of change “event,” like a merger or a bankruptcy. Underlying Managers will research the circumstances around a particular event and try to identify potential opportunities that might result. The performance of event driven strategies tends to track the Underlying Manager’s level of success in being able to identify and take advantage of events impacting individual securities. An Underlying Manager might make an investment decision in anticipation of an event, and it is possible that the outcome may not turn out as anticipated.

Private Equity Growth Equity And Venture Capital Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity, Growth Equity and Venture Capital Strategies. Investments in start-up and growth- stage private companies involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that may result in significant decreases in the value of these investments. Market conditions, developments within a company, investor perception or regulatory decisions may adversely affect a late-stage private company and delay or prevent such a company from ultimately offering its securities to the public. Even if a company does issue shares in an initial public offering, initial public offerings are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Many investment decisions by the Investment Adviser will be dependent upon the ability to obtain relevant information from non-public sources, and the Investment Adviser may be required to make decisions without complete information or in reliance upon information provided by third parties that is impossible or impracticable to verify.

Real Estate Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Strategy. The value of real estate investments and whether and to what extent such investments perform as expected will depend, in part, on the prevailing conditions in the market for real estate investment generally. The real estate industry is cyclical in nature, and a deterioration of real estate fundamentals generally and, in the United States in particular, will have an adverse effect on the performance of the Fund’s investments. The value of real estate assets and real estate-related investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, changes in general and local economic conditions, acts of war or terrorism, bank liquidity, the availability of financing, changes in environmental and zoning laws, overbuilding and increased competition, changes in supply and demand fundamentals, an increase in property taxes, casualty or condemnation losses, bankruptcy or financial difficulty of a major tenant, regulatory limitations on rent, increased mortgage defaults and the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable. Certain significant expenditures associated with real estate (such as real estate taxes, maintenance costs and, where applicable, mortgage payments) have no relationship with, and thus do not diminish in proportion to, a reduction in income from the property.

General Risks Of Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Arbitrage Transactions. The success of arbitrage strategies (whether convertible arbitrage, merger arbitrage, volatility arbitrage, capital structure arbitrage or otherwise) depends often on the ability to execute two or more simultaneous transactions at desired prices. Should such transactions not be executed simultaneously at the desired prices, losses may be incurred on both sides of the transaction. Additionally, separate costs are incurred on both sides of an arbitrage transaction, and substantial favorable price moves may be required before a profit can be realized. There can be no assurances that the hedging and arbitrage strategies used by the Underlying Managers will be successful. The market values of related Financial Instruments may not move in correlation with each other or in ways anticipated by the Underlying Managers, and intervening events may cause hedged positions not to perform as anticipated. A hedged position may perform less favorably in generally rising markets than an unhedged position.

Convertible Arbitrage Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Arbitrage Transactions. In an effort to remain market neutral with respect to their purchase of convertible Financial Instruments, the Underlying Funds may hedge the purchase of convertible Financial Instruments by the simultaneous short sale of another related Financial Instrument (e.g., the short sale of some portion of the common stock into which the Financial Instruments on the long side are convertible or the sale of the related option). To the extent that there are losses on a long position, and the hedged portion (short position) of the strategy is not sufficient to completely offset such losses, the Underlying Funds will incur a loss. Losses also may be incurred if the prices of two Financial Instruments which are arbitraged against each other do not move as expected. Additionally:

●	Losses may result if an Underlying Fund holds Financial Instruments of a company that is taken over at a price that does not generate profits on the long portion of the convertible Financial Instrument sufficient to recoup the premiums paid and any accrued but unpaid interest that would be lost if conversion became necessary.

●	If an issuer’s credit status weakens, the value of the convertible position may decline, resulting in losses to an Underlying Fund due to decreases in the position’s market conversion value and investment value, a decline in the market price of the underlying common stock and/or a reduction in liquidity. While these losses will, to some extent, be offset by the hedge component of the position (i.e., the short sale of the common stock or option), such losses nonetheless potentially are significant.

●	Certain Financial Instruments are callable by the issuer. If the call is at a price below the then- current market price, losses may result due to interest that has been accrued but has not been paid at the time of the conversion of the called Financial Instrument. Additionally, losses may occur if an issuer declares a special dividend or spin-off which either causes a reduction in the premium of the Financial Instrument and/or forces a premature conversion.

●	An Underlying Fund may incur losses if a Financial Instrument lender demands that an Underlying Fund return its borrowed Financial Instrument and such Underlying Fund is unable to find an alternative-lending source. In such event, the Underlying Fund may be forced to convert the Financial Instrument, lose accrued interest, unwind the position at unfavorable prices or purchase Financial Instruments to cover the position at a price that is higher than that which would be available in an orderly market.

Merger Arbitrage Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Merger Arbitrage Investments. The price offered for the securities of a company in a tender offer, merger or other acquisition transaction will generally be at a significant premium above the market price of the security prior to the offer. The announcement of such a transaction will generally cause the market price of the securities to begin rising. An Underlying Fund may purchase securities after the announcement of the transaction at a price that is higher than the pre-announcement market price, but which is lower than the price at which an Underlying Manager expects the transaction to be consummated. If the proposed transaction is not consummated, the value of such securities purchased by an Underlying Fund may decline significantly. It is also possible that the difference between the price paid by an Underlying Fund for securities and the amount anticipated to be received upon consummation of the proposed transaction may be very small. If a proposed transaction is in fact not consummated or is delayed, the market price of the securities may decline sharply. In addition, where an Underlying Fund has sold short the securities it anticipates receiving in an exchange offer or merger, the Underlying Fund may be forced to cover its short position in the market at a higher price than its short sale, with a resulting loss. If an Underlying Fund has sold short securities which are the subject of a proposed exchange offer, merger or tender offer and the transaction is consummated, the Underlying Fund may also be forced to cover its short position at a loss.

In certain proposed takeovers, an Underlying Fund may determine that the price offered for the security is likely to be increased, either by the original bidder or by a competing offeror. In such cases, an Underlying Fund may purchase securities at a market price that is above the offer price, incurring the additional risk that the offer price will not be increased or that the offer is withdrawn. If ultimately no transaction is consummated, it is likely that a substantial loss will result.

The consummation of a merger, tender offer or exchange offer can be prevented or delayed, or the terms changed, by a variety of factors, including (i) the opposition of the management or shareholders of the target company, which may result in litigation to enjoin the proposed transaction, (ii) the intervention of a federal or state regulatory agency, (iii) efforts by the target company to pursue a defensive strategy, including a merger with, or a friendly tender offer by, a company other than the offeror, (iv) in the case of a merger, the failure to obtain the necessary shareholder (or, in some cases, regulatory) approvals, (v) market conditions resulting in material changes in securities prices, (vi) compliance with any applicable U.S. federal or state securities laws, and (vii) the failure of an acquirer to obtain the necessary financing to consummate the transaction.

The SEC pro ration requirements applicable to cash tender and exchange offers also may affect an Underlying Fund’s ability to profit from its investments. Often a cash tender or exchange offer is made for less than all of the outstanding securities of an issuer or a higher price is offered for a limited number of the securities. SEC rules require that, if a greater number of securities are tendered than is to be accepted at a particular price, securities of the various tendering shareholders must be accepted pro-rata. Thus, a portion of the securities tendered by an Underlying Fund in response to certain offers may not be accepted by the offeror and may be returned to it. Since, after completion of the tender offer, the market price of the securities may have declined below an Underlying Fund’s cost, returned securities may be resold at a loss.

Capital Structure Arbitrage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Structure Arbitrage. The strategies of certain Underlying Managers may involve trading the spreads in the debt of companies with multiple classes of debt, trading the spreads in the equity of companies with multiple classes of equity and/or trading combinations of a company’s debt and equity, in each case to take advantage of relative mispricings. An Underlying Manager may be incorrect in its assumption and the applicable Underlying Funds may not realize profits from such investments. Moreover, the Underlying Manager may be correct in its assumption but may not be able to maintain such investments long enough for them to be profitable.

Market Neutral Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Neutral Strategies. The use of “market neutral” or “relative value” hedging or arbitrage strategies should in no respect be taken to imply that the relevant Underlying Manager’s strategy is without risk. Substantial losses may be recognized on “hedge” or “arbitrage” positions, and illiquidity and default on one side of a position can effectively result in the position being transformed into an outright speculation. Every market neutral or relative value strategy involves exposure to some second order risk of the market, such as the implied volatility in convertible bonds or warrants, the yield spread between similar term government bonds or the price spread between different classes of stock for the same underlying issuer. Further, “market neutral” Underlying Managers may employ limited directional strategies that expose their respective Underlying Funds to certain market risks.

Special Situation Investments Distressed Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Situation Investments/Distressed Companies. Certain of the Underlying Funds’ investments may involve start-up companies, companies developing new products or companies seeking to raise additional capital for expansion. In addition, the Underlying Funds may invest in companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns, they involve a substantial degree of risk. Any one or all of the issuers of such investments may be unsuccessful or not show any return for a considerable period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Underlying Managers will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which an Underlying Fund invests, such Underlying Fund may lose its entire investment or may be required to accept cash or illiquid securities with a value less than such Underlying Fund’s original investment.

Spread Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Spread Trading. A part of the Underlying Managers’ strategies may involve spread positions between two or more Financial Instrument positions. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. Such positions, however, do entail a substantial risk that the price differential could change unfavorably, thus causing a loss to the spread position. The Underlying Managers’ strategies also may involve arbitraging among two or more Financial Instruments. This means, for example, that an Underlying Fund may purchase (or sell) Financial Instruments (on a current basis) and take offsetting positions in the same or related Financial Instruments. To the extent the price relationships between such positions remain constant, no gain or loss on the positions will occur. These offsetting positions entail substantial risk that the price differential could change unfavorably causing a loss to the position. Moreover, the arbitrage business is extremely competitive, and many of the major participants in the business are large investment banking firms with substantially greater financial resources, larger research staffs and more investment professionals than will be available to the Underlying Managers. Arbitrage activity by other larger firms may tend to narrow the spread between the price at which a Financial Instrument may be purchased by an Underlying Fund and the price the Underlying Manager expects to receive upon consummation of a transaction.

Straddles Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Straddles. An Underlying Fund may engage in straddle writing, whereby it writes both a put and a call on the same underlying Financial Instrument at the same exercise price in exchange for a combined premium on the two writing transactions. In straddle writing, the potential risk of loss is unlimited. To the extent the price of the underlying Financial Instrument is either above or below the exercise price by more than the combined premium, the writer of a straddle will incur a loss when one of the options is exercised. If the writer is assigned an exercise on one option position in the straddle and fails to close out the other position, subsequent fluctuations in the price of the underlying Financial Instrument could cause the other option to be exercised as well, causing a loss on both writing positions.

New Strategies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New Strategies. While an Underlying Manager might develop new investment strategies in the future, any such strategies may not be thoroughly tested before being employed and may not, in any event, be successful. Were an Underlying Manager to attempt to implement new strategies for an Underlying Fund, the risk/reward profile of the Underlying Fund could be shifted significantly towards increased levels of risk. The Fund only can be successful if the Underlying Funds are able to trade and invest successfully, and there can be no assurance that this will be the case.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities held by the Fund (if any). Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Trade Errors Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Errors. Generally, an Underlying Fund (and not its Underlying Manager) will be responsible for any losses resulting from portfolio management, trading or administrative errors in connection with such Underlying Fund’s investment activities, in the absence of fraud, willful misconduct or gross negligence by the Underlying Manager or its affiliates or personnel. In such circumstances, any gains or benefits that result from trade errors generally will also accrue to the applicable Underlying Fund. Such errors might include, for example, incorrect entry of a trade into an electronic trading system, errors when reconciling trade activity, or drafting errors related to derivatives contracts or confirmations. Given the volume of transactions executed by the Underlying Managers on behalf of the Underlying Funds, investors should assume that any such errors might occur, and that the Fund’s investment in any Underlying Fund may be adversely impacted by any resulting losses due to trade errors, even if such losses result from the negligence of the Underlying Manager of such Underlying Fund or its affiliates or personnel.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Potential Conflicts of Interest. The Investment Adviser has several actual and potential conflicts of interest relating to its management of the Fund. See “CONFLICTS OF INTEREST.”
Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cyber Security Risk. The Fund and its service providers are susceptible to cyber security risks that include, among other things, theft, unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential and highly restricted data; denial of service attacks; unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations; or operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers. The use of artificial intelligence (“AI”) and machine learning could exacerbate these risks or result in cyber security incidents that implicate personal data. Cyber-attacks against or security breakdowns of the Fund or its service providers may adversely impact the Fund and its Shareholders, potentially resulting in, among other things, financial losses; the inability of Shareholders to transact business and the Fund to process transactions; inability to calculate the Fund’s NAV; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs; and/or additional compliance costs. The Fund may incur additional costs for cyber security risk management and remediation purposes. In addition, cyber security risks may also impact issuers of securities in which the Fund invests, which may cause the Fund’s investment in such issuers to lose value. There can be no assurance that the Fund or its service providers will not suffer losses relating to cyber-attacks or other information security breaches in the future. The foregoing cybersecurity risks are also applicable to Underlying Funds and their service providers.

Technological Advancements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technological Advancements Risk. The development and increased reliance on certain technologies, including AI and machine learning algorithms (“AI”), may adversely impact markets and the overall performance of a Fund’s investments. For example, issuers in which a Fund may invest may focus their business on AI-related products and/or services and utilize AI in their business operations, and the challenges with properly managing its use could result in reputational harm, competitive harm, and legal liability, and/or an adverse effect on an issuer’s business operations. In addition, the increased regulation of AI, including related to information privacy, data protection and intellectual property, may significantly impact the economy and/or the issuers in which a Fund invests.

Disaster Recovery And Data Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Disaster Recovery and Data Security. In managing the Fund, the Investment Adviser relies on information technology and data management systems which can fail or be subject to interruption or destruction caused by natural or man-made occurrences such as extreme weather, fires, earthquakes, power loss, telecommunications failures, terrorist attacks, hacking, break-ins, sabotage, intentional acts of destruction, vandalism, or similar events or misconduct. Any failure, interruption, or destruction of the Investment Adviser’s information technology systems or data could have a material adverse impact on the operations of the Investment Adviser and/or the Fund. In addition, a breach in the security of the Investment Adviser’s systems could result in the theft, disclosure, or loss of investor, proprietary, and other sensitive information relating to the Investment Adviser and/or the Fund, which in turn could lead to litigation in which the Fund could incur liability. The foregoing disaster recovery and data security risks are also applicable to Underlying Managers of Underlying Funds.

Legal, Tax And Regulatory [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal, Tax and Regulatory. Legal, tax and regulatory changes could occur that may materially adversely affect the Fund. For example, the regulatory and tax environment for derivative instruments in which the Fund and Underlying Managers may participate is evolving, and changes in the regulation or taxation of derivative instruments may materially adversely affect the value of derivative instruments held by the Fund and the ability of the Fund to pursue its trading strategies. On October 28, 2020, the SEC adopted Rule 18f-4 under the Investment Company Act relating to a registered investment company’s use of derivatives and related instruments. Rule 18f-4 prescribes specific value-at-risk leverage limits for certain derivatives users and requires certain derivatives users to adopt and implement a derivatives risk management program (including the appointment of a derivatives risk manager and the implementation of certain testing requirements), and prescribes reporting requirements in respect of derivatives. Subject to certain conditions, if a fund qualifies as a “limited derivatives user,” as defined in Rule 18f-4, it is not subject to the full requirements of Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC rescinded certain of its prior guidance regarding asset segregation and coverage requirements in respect of derivatives transactions and related instruments. With respect to reverse repurchase agreements or other similar financing transactions in particular, Rule 18f-4 permits a fund to enter into such transactions if the fund either (i) complies with the asset coverage requirements of Section 18 of the Investment Company Act, and combines the aggregate amount of indebtedness associated with all reverse repurchase agreements or similar financing with the aggregate amount of any other senior securities representing indebtedness when calculating the relevant asset coverage ratio, or (ii) treats all reverse repurchase agreements or similar financing transactions as derivatives transactions for all purposes under Rule 18f-4. The Fund has adopted procedures for investing in derivatives and other transactions in compliance with Rule 18f-4. The Fund intends to continue to be treated as a limited derivatives user under Rule 18f-4. As a limited derivatives user, the Fund’s derivatives exposure, excluding certain currency and interest rate hedging transactions, may not exceed 10% of its net assets. This restriction is not fundamental and may be changed by the Fund without a Shareholder vote. Rule 18f-4 under the Investment Company Act may require the Fund and certain Underlying Managers to observe more stringent asset coverage and related requirements than were previously imposed by the Investment Company Act, which could adversely affect the value or performance of the Fund. Limits or restrictions applicable to the counterparties or issuers, as applicable, with which the Fund and Underlying Managers may engage in derivative transactions could also limit or prevent the Fund or Underlying Managers from using certain instruments.

Similarly, the regulatory environment for leveraged investors and for hedge funds generally is evolving, and changes in the direct or indirect regulation of leveraged investors or hedge funds may materially adversely affect the ability of the Fund to pursue its investment objective or strategies. Increased regulatory oversight and other legislation or regulation relating to hedge fund managers, hedge funds and funds of hedge funds could result. Such legislation or regulation could pose additional risks and result in material adverse consequences to the private Underlying Funds or the Fund and/or limit potential investment strategies that would have otherwise been used by the Underlying Managers or the Fund in order to seek to obtain higher returns.

As of the date hereof, there is uncertainty with respect to legislation, regulation and government policy at the federal, state and local levels, as respects U.S. trade, tax, healthcare, immigration, foreign and government regulatory policy. To the extent the U.S. Congress or presidential administration implements additional changes to U.S. policy, those changes may impact, among other things, the U.S. and global economy, international trade and relations, unemployment, immigration, healthcare, tax rates, the U.S. regulatory environment and inflation, among other areas. Until any additional policy changes are finalized, it cannot be known whether the Fund, Underlying Managers or their investments or future investments may be positively or negatively affected, or the impact of continuing uncertainty. Each prospective investor should also be aware that developments in the tax laws of the United States or other jurisdictions where the Fund or its Underlying Funds invest could have a material effect on the tax consequences to the Shareholders. In the event of any such change in law, each Shareholder is urged to consult its own tax advisers.

In view of the risks noted above, the Fund should be considered a speculative investment and prospective investors should invest in the Fund only if they can sustain a complete loss of their investment.

No guarantee or representation is made that the investment program of the Fund or any Underlying Fund will be successful, that the various Underlying Funds selected will produce positive returns or that the Fund will achieve its investment objective.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	235 West Galena Street
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
Contact Personnel Name	Ann Maurer

[1]	A 2.00% early repurchase fee payable to the Fund will be charged with respect to the repurchase of a Shareholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in — first out” basis). An early repurchase fee payable by a Shareholder may be waived by the Fund, in circumstances where the Board of Trustees of the Fund (the “Board”) determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any Shareholder. See “TENDER/REPURCHASE PROCEDURES.”
[2]	For its provision of advisory services to the Fund, the Investment Adviser will receive an annual Management Fee, payable quarterly in arrears, equal to 0.75% on the first $30 million of the Fund’s net assets, 0.70% on net assets between $30,000,001 and $40,000,000, 0.65% on net assets between $40,000,001 and $50,000,000, and 0.60% on the Fund’s net assets greater than $50 million as determined as of the last business day of each calendar quarter. The Investment Management Fee is paid to the Investment Adviser before giving effect to any repurchase of Shares in the Fund effective as of that date, and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders.
[3]	The Fund pays a Shareholder Servicing Fee of up to 0.25% on an annualized basis of the aggregate net assets of the Fund to qualified recipients. Payment of the Shareholder Servicing Fee is governed by the Fund’s Shareholder Service Plan in compliance with Rule 12b-1 under the Investment Company Act. See “SHAREHOLDER SERVICE PLAN.”
[4]	As an investor in the Underlying Funds, the Fund will indirectly bear asset-based fees and performance- based fees of the Underlying Funds. Such fees and performance-based compensation are in addition to the fees that are charged by the Investment Adviser to the Fund. The private Underlying Funds in which the Fund expects to invest generally charge a management fee, which will range from 0% to 2.0% per annum of the Fund’s investment. In addition, certain Underlying Managers of the private Underlying Funds charge an incentive allocation or fee generally ranging from 0% to 13% of the private Underlying Fund’s net profits, although it is possible that such ranges may be exceeded for certain Underlying Managers. In addition to the Fund’s direct expenses, an investor in the Fund bears a proportionate share of the expenses of the Fund’s expenses of the Underlying Funds. The fees and expenses are estimated for the current fiscal year. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[5]	“Other Expenses,” which include organizational and offering expenses, are based on estimated amounts for the current fiscal year and assume assets under management of $60,000,000.